           Filed with the Securities and Exchange Commission on February 2, 2006
                           Securities Act of 1933 Registration File No. 33-84762
                                Investment Company Act of 1940 File No. 811-8648

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                            [X]

                          Pre-Effective Amendment No. __                     [_]
                          Post-Effective Amendment No. 36                    [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                 Amendment No. 39                            [X]
                        (check appropriate box or boxes)

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

Robert J. Christian, President                     Copy to:
Wilmington Trust Company                           Joseph V. Del Raso, Esq.
1100 North Market Street                           Pepper Hamilton LLP
Wilmington, DE 19890                               3000 Two Logan Square
(Name and Address of Agent for Service)            Philadelphia, PA 19103

It is proposed that this filing will become effective (check the appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)
[X]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Subject to Completion

                  Preliminary Prospectus dated February 2, 2006

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                      WILMINGTON TAX-MANAGED CAP-FREE FUND

                                OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES

                          PROSPECTUS DATED ______, 2006

This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Fund:

            -     is not a bank deposit

            - is not an obligation, of or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

            -     is not federally insured

            - is not an obligation of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

            -     is not guaranteed to achieve its goal

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                TABLE OF CONTENTS

FUND DESCRIPTION............................................................................................     1
   Summary..................................................................................................     1
   Past Performance.........................................................................................     2
   Fees and Expenses........................................................................................     2
   Expense Example..........................................................................................     3
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT  STRATEGIES AND PRINCIPAL RISKS..................................     4
   Investment Objective.....................................................................................     4
   Principal Investment Strategies..........................................................................     4
   Principal Investment Risks...............................................................................     5
MANAGEMENT OF THE FUND......................................................................................     7
   Investment Adviser.......................................................................................     7
   Fund Managers............................................................................................     7
   Service Providers........................................................................................     9
SHAREHOLDER INFORMATION.....................................................................................    10
   Pricing of Fund Shares...................................................................................    10
   Purchase of Shares.......................................................................................    10
   Redemption Of Shares.....................................................................................    11
   Exchange Of Shares.......................................................................................    14
   Distributions............................................................................................    15
   Taxes....................................................................................................    15
DISTRIBUTION ARRANGEMENTS...................................................................................    17
   Share Classes............................................................................................    17
GLOSSARY....................................................................................................    18
FOR MORE INFORMATION........................................................................................    19

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      WILMINGTON TAX-MANAGED CAP-FREE FUND

                              INSTITUTIONAL SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective                   The WILMINGTON TAX-MANAGED CAP-FREE FUND seeks
                                       long-term capital appreciation.

Investment Focus                       Equity securities

Share Price Volatility                 High

Principal Investment Strategies        Under normal market conditions, the Fund will
                                       invest at least 80% of its assets in a
                                       diversified portfolio of equity securities.

                                       The investment adviser uses a fundamentals-based,
                                       quantitative investment analyses to construct a
                                       proprietary "Fundamental Portfolio" of securities
                                       based upon several fundamental metrics,
                                       including: (i) recent book value; (ii) five year
                                       trailing sales; (iii) five year trailing
                                       operating income; (iv) five year trailing net
                                       income; (v) five year trailing dividends; and
                                       (vi) five year trailing free cash flow. The
                                       investment adviser will seek investment results
                                       that correspond generally to the performance of
                                       the Fundamental Portfolio by investing in a
                                       representative sample of the securities included
                                       in the Fundamental Portfolio. The investment
                                       adviser will also utilize tax loss harvesting,
                                       which is an investment technique intended to
                                       reduce the realized net investment income of the
                                       Fund which will have the effect of limiting the
                                       taxes currently payable by shareholders. Such
                                       techniques will not eliminate tax liability but
                                       may serve to defer the tax liability of
                                       shareholders consistent with the investment
                                       objective and policies of the Fund.

                                       The Fund is advised by Rodney Square Management
                                       Corporation (the "Adviser" or "RSMC") and
                                       sub-advised by Wilmington Trust Investment
                                       Management, LLC ("WTIM").

Principal Risks                        The Fund is subject to the risks summarized below
                                       and further described under the heading
                                       "Additional Risk Information."

                                       -    An investment in the Fund is not a deposit
                                            of Wilmington Trust Company or any of its
                                            affiliates and is not insured or guaranteed
                                            by the FDIC or any other governmental
                                            agency.

                                       -    It is possible to lose money by investing in
                                            the Fund. There is no guarantee that the
                                            stock market or the stocks that the Fund
                                            holds will increase in value.

                                       -    The Fund's share price will fluctuate in
                                            response to changes in the market value of
                                            the Fund's investments. Market value changes
                                            result from business developments affecting
                                            an issuer, as well as general equity market
                                            and economic conditions.

                                       -    The performance of the Fund will depend on
                                            whether the investment adviser is successful
                                            in pursuing the investment strategy.

                                       Please see "Principal Investment Risks" for a
                                       description of these principal risks and other
                                       risks associated with the Fund.

Investor Profile                       Investors who want the value of their investment
                                       to grow and who are willing to accept more
                                       volatility for the possibility of higher returns.

PAST PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                         Institutional
                                                                                             Shares
                                                                                         -------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering
     price)                                                                                   None
Maximum deferred sales charge                                                                 None
Maximum sales charge imposed on reinvested dividends (and other distributions)                None
Redemption fee (1)                                                                            1.00%
Exchange fee (1)                                                                              1.00%

----------
(1) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                     Institutional
                                                                                         Shares
                                                                                     -------------
Management fees                                                                           0.50%
Distribution (Rule 12b-1) fees                                                            None
Other expenses (1)                                                                        2.39%
Total annual Fund operating expenses                                                      2.89%
Waivers/Reimbursements (2),(3)                                                           (2.19)%
Net annual Fund operating expenses (2),(3)                                                0.70%

(1) The Fund was not operational as of the date of this prospectus. Therefore, "Other expenses" listed in the table are based on estimates for the current fiscal year; actual expenses may vary. "Other expenses" may include certain class-specific expenses; as a result "Other expenses" may differ from other classes offered by the Fund.

(2) The Adviser has contractually agreed to waive a portion of its advisory fee or reimburse the Fund for other expenses to the extent that "Total annual Fund operating expenses" excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.70% through January 1, 2009.

(3) The administrator and accounting agent has a contractual obligation through September 2007 to waive certain fees associated with a Class with average daily net assets below $75 million.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

            -     you reinvested all dividends and other distributions;

            -     the average annual return was 5%;

            - the Fund's operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                           Institutional
                                               Shares
                                           -------------
1 Year                                          $ 72
3 Years                                         $224

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                         STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The Wilmington Tax-Managed Cap-Free Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities. This 80% policy may be changed without shareholder approval upon 60 days' written notice to shareholders.

The Adviser uses a series of quantitative investment analyses to construct a "Fundamental Portfolio" of securities based on various fundamental metrics. The Adviser will seek investment results that correspond generally to the performance of the Fundamental Portfolio by investing in a representative sample of securities from the Fundamental Portfolio. The Adviser expects that the Fund will have, in the aggregate, fundamental characteristics (such as average book value, average sales, average net income, average operating income, average dividends, average cash flow) similar to those of the Fundamental Portfolio. It is expected that the Fund will hold between 500 and 1000 securities and the Fundamental Portfolio is expected to have in excess of 1500 securities. The Adviser retains discretion to revise the factors utilized and processes applied to construct the Fundamental Portfolio as well as discretion to determine the representative sample of securities for purchase by the Fund.

The investment strategy used by the Fund is unlike quantitative investment strategies that use stock market capitalization as the basis for portfolio construction. Recent academic and financial research indicates that mis-priced securities in the stock market, if they exist, would cause capitalization-weighted indices to overweight or underweight constituent securities relative to their real value. The Adviser attempts to mitigate potential stock pricing errors by compiling an investment portfolio based on fundamental metrics of company size rather than stock market capitalization. The research has shown that an index that weight stocks based on these fundamental measures of size (derived from public accounting data, such as annual reports) would have outperformed indices that weight securities on market capitalization. By holding hundreds of securities oriented toward larger companies, the Fund expects to realize certain benefits commonly associated with "indexing" including diversification and low transaction costs. In addition, the Fund expects to engage in a practice known as tax loss harvesting. This practice involves replacing stocks in the Fund that have experienced losses with other stocks as long as the overall characteristics of the Fund remain close to the Fundamental Portfolio. The purpose of this practice is to reduce and/or defer capital gain distributions and to increase overall returns by adding an element of momentum to the securities selection process.

The Fundamental Portfolio is constructed using the investment adviser's proprietary, quantitative investment analyses using fundamental information derived from publicly reported financial information. The first step in constructing the Fundamental Portfolio is to identify and rank the top 1000 companies according to each of the following fundamentals: (i) recent book value; (ii) five year trailing sales; (iii) five year trailing operating income; (iv) five year trailing net income; (v) five year trailing dividends; and (vi) five year trailing free cash flow. The result of the first step is six indices each holding 1000 securities in proportion to the size of their fundamental characteristic. The Adviser then creates the Fundamental Portfolio, which is the result of equally weighting the six indices. It is expected that the Fundamental Portfolio will consist of approximately 1500 to 1600 companies. The Adviser will choose a large sample of stocks from the Fundamental Portfolio for the Fund to create a portfolio with characteristics similar to the Fundamental Portfolio.

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as large cash inflows or redemptions, the Fund may, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our Statement of Additional Information ("SAI"). The Fund may be subject to additional principal risks other than those described below because the types of investments made by the Fund can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by the Fund, please refer to the Fund's SAI.

            - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

            - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

            - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

            - INVESTMENT RISK: The Fund is actively managed. The Fund may be affected by a general decline in the U.S. equity markets in which it invests. The Fund invests in securities included in, or representative of, a portfolio constructed by the investment adviser's proprietary quantitative methodology. The investment adviser may select securities which do not appreciate as expected.

            - VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

                             MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund (the "Trust"), the investment company of which the Fund is a series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.

INVESTMENT ADVISER

Rodney Square Management Corporation ("RSMC"), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Fund. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Fund's investment adviser, RSMC has overall responsibility for directing its investments. Presently, RSMC provides services primarily to investment companies sponsored by its affiliates. Wilmington Trust Investment Management, LLC ("WTIM"), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of December 31, 2005, RSMC had $____ billion in assets under management.

The Fund pays an advisory fee to RSMC at an annual rate of 0.50% on the first $1 billion of the Fund's average daily net assets and 0.45% on the next $1 billion and 0.40% of the Fund's average daily net assets in excess of $2 billion. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

FUND MANAGERS

The day-to-day management of the Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.

REX P. MACEY, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Mr. Macey is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1996 to 2001.

ADRIAN CRONJE, PH.D., CFA is a Vice President of WTIM and a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.

ANDREW H. HOPKINS, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Hopkins joined RSMC in 1997 as a securities analyst covering the information technology sector.

VINCENT F. RIGHTS is an Investment Officer of RSMC and WTIM. Mr. Rights is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Rights joined RSMC in 2000 as a securities analyst.

The Fund's SAI provides additional information about the Fund Managers' compensation, other accounts managed by each of the Fund Managers and the Fund Managers' ownership of securities in the Fund.

SERVICE PROVIDERS

The chart below provides information on the Fund's primary service providers.

Asset                                      Shareholder
Management                                 Services

           INVESTMENT ADVISER                        TRANSFER AGENT

     Rodney Square Management Corp.                     PFPC Inc.

        1100 North Market Street                     760 Moore Road

          Wilmington, DE 19890                  King of Prussia, PA 19406

                                           Handles certain shareholder services,
                                           including recordkeeping and
Manages the Fund's investment activities.  statements, payment of distributions and processing of buy and sell
                                           requests.

                                 WT MUTUAL FUND

                      WILMINGTON TAX-MANAGED CAP-FREE FUND

Fund                                       Fund Asset
Operations                                 Safe Keeping

        ADMINISTRATOR AND                                CUSTODIAN
         ACCOUNTING AGENT

            PFPC Inc.                            Wilmington Trust Company

       301 Bellevue Parkway                      1100 North Market Street

       Wilmington, DE 19809                        Wilmington, DE 19890

Provides facilities, equipment and         Holds the Fund's assets, settles
personnel to carry out                     all portfolio trades and collects
administrative services related to         most of the valuation data required
the Fund and calculates the Fund's         for calculating each Fund's NAV per
NAV and distributions. Distribution        share

                                  Distribution
                                   DISTRIBUTOR

                       Professional Funds Distributor, LLC

                                 760 Moore Road

                            King of Prussia, PA 19406

                         Distributes the Fund's Shares.

                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of the Fund's shares is based on its net asset value ("NAV"). The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund's Administrator, PFPC Inc. ("PFPC") determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each business day ( i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

Investor Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment amount for Institutional Shares is $500,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Fund's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

     Regular mail:                          Overnight mail:
     Wilmington Tax-Managed Cap-Free Fund   Wilmington Tax-Managed Cap-Free Fund
     c/o PFPC Inc.                          c/o PFPC Inc.
     P.O. Box 9828                          101 Sabin Street
     Providence, RI 02940                   Pawtucket, RI 02860-1427

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in its or its shareholders best interest.

It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to the Fund's SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange with a Wilmington Fund (a list of which is shown under the heading "EXCHANGE OF SHARES" below). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring,
(E) to effect a transfer from one retirement plan to another retirement plan in the same Fund or (F) by the Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund. See "EXCHANGE OF SHARES" for additional information regarding the exchange of shares of a Wilmington Fund.

FREQUENT PURCHASES AND REDEMPTIONS: The Fund discourages frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position (primarily, the redemption fees set forth above and the related exchange fees set forth below). The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund's investment portfolio is generally referred to as "market timing." The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons the Fund or the Distributor believes are engaging in similar trading activity.

Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by the Fund's shareholders may require the Fund to redeem its interests in one or more of its investments at an inopportune time.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Fund and its agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Fund or its agents regarding underlying beneficial owners of Fund shares.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

    Regular mail:                           Overnight mail:
    Wilmington Tax-Managed Cap-Free Fund    Wilmington Tax-Managed Cap-Free Fund
    c/o PFPC Inc.                           c/o PFPC Inc.
    P.O. Box 9828                           101 Sabin Street
    Providence, RI 02940                    Pawtucket, RI 02860-1427

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your investment in the Fund falls below $50,000, you may be asked to increase your balance. If after 60 days the account value is still below $50,000, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $50,000 solely as a result of a reduction in your account's market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

For additional information on other ways to redeem shares, please refer to the Fund's SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your Institutional Shares in the Fund for Institutional Shares of the following funds ("Wilmington Funds"):

Wilmington Aggressive Asset Allocation Fund Wilmington Moderate Asset Allocation Fund Wilmington Conservative Asset Allocation Fund Wilmington ETF Allocation Fund Wilmington Short/ Intermediate-Term Bond Fund Wilmington Broad Market Bond Fund Wilmington Municipal Bond Fund Wilmington Short-Term Bond Fund Wilmington Large-Cap Core Fund Wilmington Large-Cap Growth Fund Wilmington Large-Cap Value Fund Wilmington Mid-Cap Core Fund Wilmington Small-Cap Core Fund Wilmington Small-Cap Growth Fund Wilmington Small-Cap Value Fund Wilmington Multi-Manager Large-Cap Fund Wilmington Multi-Manager Mid-Cap Fund Wilmington Multi-Manager Small-Cap Fund Wilmington Multi-Manager International Fund Wilmington Multi-Manager Real Estate Securities Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. Unless a waiver of the minimum account balance requirement has been granted, an exchange may not be made if the exchange would leave a balance of less than $50,000 in a shareholder's account for Institutional Shares.

FEES ON EXCHANGES: If shares are held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "REDEMPTION OF SHARES" for additional information regarding redemptions and this fee.

To obtain prospectuses for the Institutional Shares of the other Wilmington Funds, call free of charge (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in the Fund's SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC ("Distributor") manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.

SHARE CLASSES

The Fund issues Institutional and Investor Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares of the Fund do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are offered in a separate prospectus with a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Fund's holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION: The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents, when available, and answers to questions about the Fund may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time

The Fund's SAI, annual and semi-reports are accessible, free of charge, on the Fund's internet web-site at http://www.wilmingtontrust.com/funds. Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.

            The investment company registration number is 811-08648.

                              Subject to Completion

                  Preliminary Prospectus dated February 2, 2006

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                      WILMINGTON TAX-MANAGED CAP-FREE FUND

                                OF WT MUTUAL FUND

                                 INVESTOR SHARES

                          PROSPECTUS DATED ______, 2006

This prospectus gives vital information about this mutual fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference. Please note that this Fund:

      -     is not a bank deposit

      - is not an obligation, of or guaranteed or endorsed by, Wilmington Trust Company or any of its affiliates

      -     is not federally insured

      - is not an obligation of or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency

      -     is not guaranteed to achieve its goal

Investor Shares of the Fund are offered with a front-end sales charge except for certain persons eligible to purchase Investor Shares at Net Asset Value. See "Sales Charge Reductions and Waivers."

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                TABLE OF CONTENTS

FUND DESCRIPTION
     Summary....................................................................    1
     Past Performance...........................................................    2
     Fees and Expenses..........................................................    2
     Expense Example............................................................    4
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT  STRATEGIES AND PRINCIPAL RISKS
     Investment Objective.......................................................    5
     Principal Investment Strategies............................................    5
     Principal Investment Risks.................................................    6
MANAGEMENT OF THE FUND
     Investment Adviser.........................................................    8
     Fund Managers..............................................................    8
     Service Providers..........................................................   10
SHAREHOLDER INFORMATION
     Pricing of Fund Shares.....................................................   11
     Purchase of Shares.........................................................   11
     Front-End Sales Charge.....................................................   11
     Redemption Of Shares.......................................................   15
     Exchange Of Shares.........................................................   17
     Distributions..............................................................   18
     Taxes......................................................................   18
DISTRIBUTION ARRANGEMENTS
     Rule 12b-1 Distribution Plan...............................................   20
     Sub-Transfer Agency Fees...................................................   20
     Additional Payments........................................................   20
     Share Classes..............................................................   21
GLOSSARY........................................................................   22
FOR MORE INFORMATION............................................................   23

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      WILMINGTON TAX-MANAGED CAP-FREE FUND

                                 INVESTOR SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective                 The WILMINGTON TAX-MANAGED CAP-FREE FUND
                                      seeks long-term capital appreciation.

Investment Focus                     Equity securities

Share Price Volatility               High

Principal Investment Strategies      Under normal market conditions, the Fund
                                     will invest at least 80% of its assets in
                                     a diversified portfolio of equity
                                     securities.

                                     The investment adviser uses a
                                     fundamentals-based, quantitative
                                     investment analyses to construct a
                                     proprietary "Fundamental Portfolio" of
                                     securities based upon several fundamental metrics, including: (i) recent book value;
                                     (ii) five year trailing sales; (iii) five year trailing operating income; (iv) five year trailing net income; (v) five year trailing dividends; and (vi) five year trailing free cash flow. The investment adviser will seek investment results that correspond generally to the performance of the Fundamental Portfolio by investing in a representative sample of the securities included in the Fundamental Portfolio. The investment adviser will also utilize tax loss harvesting, which is an investment technique intended to reduce the realized net investment income of the Fund which will have the effect of limiting the taxes currently payable by shareholders. Such techniques will not eliminate tax liability but may serve to defer the tax liability of shareholders consistent with the investment objective and policies of the Fund.

                                     The Fund is advised by Rodney Square
                                     Management Corporation (the "Adviser" or
                                     "RSMC") and sub-advised by Wilmington
                                     Trust Investment Management, LLC ("WTIM").

Principal Risks                      The Fund is subject to the risks
                                     summarized below and further described
                                     under the heading "Additional Risk
                                     Information."

                                     -       An investment in the Fund is not a
                                             deposit of Wilmington Trust Company
                                             or any of its affiliates and is not
                                             insured or guaranteed by the FDIC
                                             or any other governmental agency.



                                     -       It is possible to lose money by
                                             investing in the Fund. There is no
                                             guarantee that the stock market or
                                             the stocks that the Fund holds will
                                             increase in value.

                                     -       The Fund's share price will
                                             fluctuate in response to changes in
                                             the market value of the Fund's
                                             investments. Market value changes
                                             result from business developments
                                             affecting an issuer, as well as
                                             general equity market and economic
                                             conditions.

                                     -       The performance of the Fund will
                                             depend on whether the investment
                                             adviser is successful in pursuing
                                             the investment strategy.

                                     Please see"Principal Investment Risks" for a description of these principal risks and other risks associated with the Fund.

Investor Profile                     Investors who want the value of their
                                     investment to grow and who are willing to
                                     accept more volatility for the possibility
                                     of higher returns.

PAST PERFORMANCE

Because the Fund had not yet commenced operations as of the date of this Prospectus, no performance figures are yet available.

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                Investor
                                                                                 Shares
                                                                                --------
Maximum sales charge (load) imposed on purchases (as a percentage of
        offering price)(1)                                                        3.50%
Maximum deferred sales charge                                                     None
Maximum sales charge imposed on reinvested dividends (and other distributions)    None
Redemption fee(2)                                                                 1.00%
Exchange fee(2)                                                                   1.00%

----------
1 Lower front-end sales charges for Investor shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.

2 Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           Investor
                                            Shares
                                           --------
Management fees                               0.50%
Distribution (Rule 12b-1) fees                0.25%
Other expenses (1)                            2.49%
Total annual Fund operating expenses          3.24%
Waivers/Reimbursements (2),(3)               (2.19)%
Net annual Fund operating expenses (2),(3)    1.05%

----------
1 The Fund was not operational as of the date of this prospectus. Therefore, "Other expenses" listed in the table are based on estimates for the current fiscal year; actual expenses may vary. "Other expenses" may include certain class-specific expenses; as a result "Other expenses" may differ from other classes offered by the Fund.

2 The Adviser has contractually agreed to waive a portion of its advisory fee or reimburse the Fund for other expenses to the extent that "Total annual Fund operating expenses" excluding class-specific expenses (such as Rule 12b-1, shareholder service or transfer agency fees) exceed 0.70% through January 1, 2009.

3 The administrator and accounting agent has a contractual obligation through September 2007 to waive certain fees associated with a Class with average daily net assets below $75 million.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

            -     you reinvested all dividends and other distributions;

            -     the average annual return was 5%;

            - the Fund's operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

           Investor
            Shares
           -------
1 Year      $ 453
3 Years     $ 672

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                         STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The Wilmington Tax-Managed Cap-Free Fund seeks long-term capital appreciation. This investment objective may be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities. This 80% policy may be changed without shareholder approval upon 60 days' written notice to shareholders.

The Adviser uses a series of quantitative investment analyses to construct a "Fundamental Portfolio" of securities based on various fundamental metrics. The Adviser will seek investment results that correspond generally to the performance of the Fundamental Portfolio by investing in a representative sample of securities from the Fundamental Portfolio. The Adviser expects that the Fund will have, in the aggregate, fundamental characteristics (such as average book value, average sales, average net income, average operating income, average dividends, average cash flow) similar to those of the Fundamental Portfolio. It is expected that the Fund will hold between 500 and 1000 securities and the Fundamental Portfolio is expected to have in excess of 1500 securities. The Adviser retains discretion to revise the factors utilized and processes applied to construct the Fundamental Portfolio as well as discretion to determine the representative sample of securities for purchase by the Fund.

The investment strategy used by the Fund is unlike quantitative investment strategies that use stock market capitalization as the basis for portfolio construction. Recent academic and financial research indicates that mis-priced securities in the stock market, if they exist, would cause capitalization-weighted indices to overweight or underweight constituent securities relative to their real value. The Adviser attempts to mitigate potential stock pricing errors by compiling an investment portfolio based on fundamental metrics of company size rather than stock market capitalization. The research has shown that an index that weight stocks based on these fundamental measures of size (derived from public accounting data, such as annual reports) would have outperformed indices that weight securities on market capitalization. By holding hundreds of securities oriented toward larger companies, the Fund expects to realize certain benefits commonly associated with "indexing" including diversification and low transaction costs. In addition, the Fund expects to engage in a practice known as tax loss harvesting. This practice involves replacing stocks in the Fund that have experienced losses with other stocks as long as the overall characteristics of the Fund remain close to the Fundamental Portfolio. The purpose of this practice is to reduce and/or defer capital gain distributions and to increase overall returns by adding an element of momentum to the securities selection process.

The Fundamental Portfolio is constructed using the investment adviser's proprietary, quantitative investment analyses using fundamental information derived from publicly reported financial information. The first step in constructing the Fundamental Portfolio is to identify and rank the top 1000 companies according to each of the following fundamentals: (i) recent book value; (ii) five year trailing sales; (iii) five year trailing operating income; (iv) five year trailing net income; (v) five year trailing dividends; and (vi) five year trailing free cash flow. The result of the first step is six indices each holding 1000 securities in proportion to the size of their fundamental characteristic. The Adviser then creates the Fundamental Portfolio, which is the result of equally weighting the six indices. It is expected that the Fundamental Portfolio will consist of approximately 1500 to 1600 companies. The Adviser will choose a large sample of stocks from the Fundamental Portfolio for the Fund to create a portfolio with characteristics similar to the Fundamental Portfolio.

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as large cash inflows or redemptions, the Fund may, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our Statement of Additional Information ("SAI"). The Fund may be subject to additional principal risks other than those described below because the types of investments made by the Fund can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by the Fund, please refer to the Fund's SAI.

            - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

            - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

            - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

            - INVESTMENT RISK: The Fund is actively managed. The Fund may be affected by a general decline in the U.S. equity markets in which it invests. The Fund invests in securities included in, or representative of, a portfolio constructed by the investment adviser's proprietary quantitative methodology. The investment adviser may select securities which do not appreciate as expected.

            - VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

                             MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund (the "Trust"), the investment company of which the Fund is a series, has oversight responsibility for the management, activities and affairs of the Trust and has approved contracts with various organizations to provide the day-to-day management required by the Trust and its shareholders.

INVESTMENT ADVISER

Rodney Square Management Corporation ("RSMC"), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Fund. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Fund's investment adviser, RSMC has overall responsibility for directing its investments. Presently, RSMC provides services primarily to investment companies sponsored by its affiliates. Wilmington Trust Investment Management, LLC ("WTIM"), 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. As of December 31, 2005, RSMC had $____ billion in assets under management.

The Fund pays an advisory fee to RSMC at an annual rate of 0.50% on the first $1 billion of the Fund's average daily net assets and 0.45% on the next $1 billion and 0.40% of the Fund's average daily net assets in excess of $2 billion. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

FUND MANAGERS

The day-to-day management of the Fund is the responsibility of a team of RSMC investment professionals. Below is a list of the staff of RSMC.

REX P. MACEY, CFA, CIMA, CFP is Vice President and Director of Equity Management of RSMC and WTIM. Mr. Macey is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Prior to joining RSMC in 2004, Mr. Macey served as the Director of Research at KPMG Investment Advisors from 2001 to 2004. He also served as Chief Investment Officer for American Financial Advisors, LLC from 2001 to 2004 and as a Portfolio Manager at Macey-Holland & Co., LLC from 1996 to 2001.

ADRIAN CRONJE, PH.D., CFA is a Vice President of WTIM and a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Cronje joined RSMC in July 2005. Previously, he was Director, Deputy Head of Quantitative Equity Products at Schroder Investment Management Limited from October 1999 to June 2005.

ANDREW H. HOPKINS, CFA, CPA is an Assistant Vice President of RSMC and WTIM. Mr. Hopkins is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Hopkins joined RSMC in 1997 as a securities analyst covering the information technology sector.

VINCENT F. RIGHTS is an Investment Officer of RSMC and WTIM. Mr. Rights is a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Mr. Rights joined RSMC in 2000 as a securities analyst.

The Fund's SAI provides additional information about the Fund Managers' compensation, other accounts managed by each of the Fund Managers and the Fund Managers' ownership of securities in the Fund.

SERVICE PROVIDERS

The chart below provides information on the Fund's primary service providers.

Asset                                     Shareholder
Management                                Services

     INVESTMENT ADVISER                             TRANSFER AGENT

  Rodney Square Management Corp.                      PFPC Inc.

    1100 North Market Street                        760 Moore Road

      Wilmington, DE 19890                       King of Prussia, PA 19406

                                          Handles certain shareholder services,
                                          including recordkeeping and
                                          statements, payment of distributions
Manages the Fund's investment             and processing of buy and sell
activities.                               requests.

                                 WT MUTUAL FUND

                      WILMINGTON TAX-MANAGED CAP-FREE FUND

Fund                                      Fund Asset
Operations                                Safe Keeping

      ADMINISTRATOR AND                                 CUSTODIAN
      ACCOUNTING AGENT

         PFPC Inc.                                Wilmington Trust Company

      301 Bellevue Parkway                        1100 North Market Street

      Wilmington, DE 19809                          Wilmington, DE 19890

Provides facilities, equipment and        Holds the Fund's assets, settles all
personnel to carry out administrative     portfolio trades and collects most of
services related to the Fund and          the valuation data required for
calculates the Fund's NAV and             calculating each Fund's NAV per share.
distributions.

                                  Distribution

                                   DISTRIBUTOR

                       Professional Funds Distributor, LLC

                                 760 Moore Road

                            King of Prussia, PA 19406

                         Distributes the Fund's Shares.

                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of the Fund's shares is based on its net asset value ("NAV"). The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund's Administrator, PFPC Inc. ("PFPC") determines the daily NAV per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities.

Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each business day ( i.e., a day that the Exchange and the transfer agent are open for business). The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. Shares will only be priced on business days.

PURCHASE OF SHARES

Investor Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Investor Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

FRONT-END SALES CHARGE

      If you purchase Investor Shares, you will incur a front-end sales charge at the time of purchase (a "sales charge") based on the dollar amount of your purchase. The maximum initial sales charge is 3.50% of the offering price, which is reduced for purchases of $100,000 or more. Sales charges also may be reduced by using the accumulation privilege described under

"Sales Charge Reductions and Waivers" (see below). To obtain a breakpoint discount, you should inform the Fund (or your financial intermediary) at the time of purchase of the existence of all such circumstances. Please provide the Fund (or your financial intermediary) with Fund account statements and the following information verifying your eligibility for a breakpoint discount:

      - Information or records regarding shares of the Fund held in all accounts (e.g., retirement accounts) at your financial intermediary(ies); and

      - Information or records regarding shares of the Fund held at any financial intermediary by persons related to you, such as members of your family or household.

      Your offering price for each Investor Share will be NAV plus the front-end sales charge. When you purchase Investor Shares in the Fund, the Fund will deduct the appropriate front-end sales charge and invest the remainder in Investor Shares of the Fund.

      Investor Shares are subject to an ongoing distribution (Rule 12b-1) fee of 0.25% of the Fund's average daily net assets attributable to Investor Shares. Investor Shares will not be subject to any contingent deferred sales charge ("CDSC" or "back-end sales charge") when they are redeemed. The sales charge is paid directly to the selling broker-dealer.

                                        AS A PERCENTAGE OF        AS A PERCENTAGE OF
YOUR INVESTMENT                           OFFERING PRICE          YOUR INVESTMENT
---------------                        --------------------       -----------------
$1,000 up to $100,000                         3.50%                     3.63%
$100,000 up to $250,000                       2.00%                     2.04%
$250,000 up to $500,000                       1.50%                     1.52%
Over $500,000                                  None                     None

SALES CHARGE REDUCTIONS AND WAIVERS

      REDUCING SALES CHARGES ON YOUR INVESTOR SHARES. There are several ways you can combine multiple purchases of Investor Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

            - Accumulation privilege -- permits you to add the value of any Investor Shares that you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

            - Letter of intent -- permits you to purchase Investor Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and the Fund's SAI for terms and conditions.

      To use these privileges, discuss your eligibility with your financial consultant.

      NET ASSET VALUE PURCHASES. Investor Shares may be purchased at net asset value, with only a $1,000 minimum initial investment, to:

            - Clients of financial consultants and broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

            - Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

            - Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

            - "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund's shares;

            - Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

            - Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Fund's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service

Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      The Fund's SAI discusses the front-end sales charge on the Fund's Investor Class shares and is accessible, free of charge, on the Fund's internet web-site at www.wilmingtontrust.com/funds. If you would like additional information about each Fund's sales charges, you may also call (800) 336-9970.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                              Overnight mail:

Wilmington Tax-Managed Cap-Free Fund       Wilmington Tax-Managed Cap-Free Fund
c/o PFPC Inc.                              c/o PFPC Inc.
P.O. Box 9828                              101 Sabin Street
Providence, RI 02940                       Pawtucket, RI 02860-1427

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to also obtain an account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in its or its shareholders best interest.

It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to the Fund's SAI.

REDEMPTION OF SHARES

You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the "Holding Period") of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange with a Wilmington Fund (a list of which is shown under the heading "EXCHANGE OF SHARES" below). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first, however, shares purchased through the reinvestment of dividends or capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions or exchanges for purposes of calculating the Holding Period. This fee will not apply in certain circumstances, including (i) redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts; (ii) shares redeemed (A) via a systematic withdrawal plan approved by the Adviser, (B) through an automatic, nondiscretionary rebalancing or asset reallocation program approved by the Adviser, (C) as part of a retirement plan participant-directed distribution, including but not limited to, death distributions, hardship withdrawals, loan withdrawals and qualified domestic relations orders, (D) as part of a retirement plan termination or restructuring,
(E) to effect a transfer from one retirement plan to another retirement plan in the same Fund or (F) by the Fund to cover various fees; or (iii) shares converted from one share class to another in the same Fund. See "EXCHANGE OF SHARES" for additional information regarding the exchange of shares of a Wilmington Fund.

FREQUENT PURCHASES AND REDEMPTIONS: The Fund discourages frequent purchases and redemptions and the Board of Trustees has adopted policies and procedures consistent with such position (primarily, the redemption fees set forth above and the related exchange fees set forth below). The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund's investment portfolio is generally referred to as "market timing." The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange orders by market timers or by those persons the Fund or the Distributor believes are engaging in similar trading activity.

Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. Frequent trading by the Fund's shareholders may require the Fund to redeem its interests in one or more of its investments at an inopportune time.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity or, if it is detected, to prevent its recurrence. The ability of the Fund and its agents to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor does not provide complete information to the Fund or its agents regarding underlying beneficial owners of Fund shares.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:                             Overnight mail:

Wilmington Tax-Managed Cap-Free Fund      Wilmington Tax-Managed Cap-Free Fund
c/o PFPC Inc.                             c/o PFPC Inc.
P.O. Box 9828                             101 Sabin Street
Providence, RI 02940                      Pawtucket, RI 02860-1427

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. For amounts exceeding $10,000, proceeds may be mailed to your bank.

In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your investment in the Fund falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value. The minimum account balance requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust and Wilmington Trust and its affiliates, and their respective spouses, parents and children.

For additional information on other ways to redeem shares, please refer to the Fund's SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your Investor Shares in the Fund for Investor Shares of the following funds ("Wilmington Funds"):

Wilmington Aggressive Asset Allocation Fund
Wilmington Moderate Asset Allocation Fund
Wilmington Conservative Asset Allocation Fund
Wilmington ETF Allocation Fund
Wilmington Prime Money Market Fund
Wilmington U.S. Government Money Market Fund
Wilmington Tax-Exempt Money Market Fund
Wilmington Short/ Intermediate-Term Bond Fund
Wilmington Broad Market Bond Fund
Wilmington Municipal Bond Fund
Wilmington Short-Term Bond Fund
Wilmington Large-Cap Core Fund
Wilmington Large-Cap Growth Fund
Wilmington Large-Cap Value Fund
Wilmington Mid-Cap Core Fund
Wilmington Small-Cap Core Fund
Wilmington Small-Cap Growth Fund
Wilmington Small-Cap Value Fund
Wilmington Multi-Manager Large-Cap Fund
Wilmington Multi-Manager Mid-Cap Fund
Wilmington Multi-Manager Small-Cap Fund
Wilmington Multi-Manager International Fund
Wilmington Multi-Manager Real Estate Securities Fund

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Fund into which the exchange is made. Unless a waiver of the minimum account balance requirement has been granted, an exchange may not be made if the exchange would leave a balance of less than $500 in a shareholder's account for Investor Shares.

FEES ON EXCHANGES: If shares are held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "REDEMPTION OF SHARES" for additional information regarding redemptions and this fee.

To obtain prospectuses for the Investor Shares of the other Wilmington Funds, call free of charge (800) 336-9970. To obtain more information about exchanges or to place exchange orders, contact the transfer agent or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in the Fund's SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC ("Distributor") manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates.

RULE 12B-1 DISTRIBUTION PLAN

The Investor Shares of the Fund have adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of the Fund's average daily net assets of its Investor Shares is 0.25%.

SUB-TRANSFER AGENCY FEES

The Board of Trustees has authorized the Fund to pay sub-transfer agency fees to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund. Service activities provided by service providers under this plan include: (a) answering shareholders inquiries; (b) assisting in designating and changing dividend options, account designations and addresses;
(c) establishing and maintaining shareholders accounts and records; (d) assisting in processing Fund share purchase, exchange and redemption transactions; (e) arranging for the wiring of funds relating to transactions in Fund shares; (f) transmitting and receiving funds in connection with shareholder orders to purchase, exchange or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts; (h) providing periodic statements showing a shareholder's account balances; (i) furnishing on behalf of the Fund's distributor periodic statements and confirmations of all purchases, exchanges and redemptions of Fund shares; (j) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Fund to shareholders; (k) receiving, tabulating and transmitting to the Fund proxies executed by shareholders; (l) providing reports containing state-by-state listings of the principal residences of the beneficial owners of Fund shares;
(m) completing all customer identification procedures in relation to the shareholders under the Fund's anti-money laundering program; (n) providing to shareholders all privacy notices and (o) providing other services requested by shareholders of the Fund's shares. The Adviser may provide services to some shareholders of the Fund's shares and receive a sub-transfer agency fee or may remit all or a portion of such fees to a broker or other financial institution which has contracted with the Fund ("Intermediaries").

ADDITIONAL PAYMENTS

The Adviser and/or its affiliates (other than the Fund) may pay, out of its own assets, compensation to Intermediaries in connection with the sale and distribution of Fund shares or shareholder service. These payments ("Additional Payments") would be in addition to the payments by the Fund described in this Prospectus for distribution (Rule 12b-1) or shareholder servicing and sub-transfer agency. These Additional Payments may take the form of "due diligence" payments for an Intermediary's examination of the Fund and payments for providing extra employee training and information relating to the Fund; "listing" fees for the placement of the Fund on an Intermediary's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund's shares; and payments for the sale of shares or the maintenance of share balances. In addition, the Adviser or its affiliates may make Additional Payments for sub-accounting, administrative or shareholder processing services that are in addition to the shareholder administration, servicing and processing fees paid by the Fund. The Additional Payments made by the Adviser and its affiliates may be: (a) a fixed dollar amount; (b) based on the number of customer accounts maintained by an Intermediary; (c) based on a percentage of the value of shares sold to or held by, customers of the Intermediary involved; or (d) calculated on another basis. The Additional Payments may be different for different Intermediaries.

SHARE CLASSES

The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

FRONT-END SALES CHARGE:
The sales charge that you pay on making an investment in the Fund. The front-end sales charge is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make.

FUND EXPENSES:
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INVESTMENT ADVISER:
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":
NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:
Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12B-1 FEES:
Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

TOTAL RETURN:
Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE OF CHARGE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. These reports will contain performance data and information on the Fund's holdings and operating results for the most recently completed fiscal year or half-year. The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION: The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents, when available, and answers to questions about the Fund may be obtained free of charge by contacting:

WT Mutual Fund
c/o PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427
(800) 336-9970 9:00 a.m. to 5:00 p.m. Eastern time

The Fund's SAI, annual and semi-reports are accessible, free of charge, on the Fund's internet web-site at http://www.wilmingtontrust.com/funds. Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's Internet site at http://www.sec.gov. Such information can also be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES OR OTHER INVESTOR SERVICES, PLEASE CALL (800)-336-9970.

            The investment company registration number is 811-08648.

                              Subject to Completion

 Preliminary Statement of Additional Information ("SAI") dated February 2, 2006

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                 WT MUTUAL FUND

                      WILMINGTON TAX-MANAGED CAP-FREE FUND

                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION

                               _________ ___, 2006

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current prospectuses each dated _______ ___, 2006, as amended from time to time. A copy of the current prospectus may be obtained without charge, on WT Mutual Fund's website at http://www.wilmingtontrust.com/funds, by writing to Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 or by calling (800) 336-9970. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor.

                                TABLE OF CONTENTS

GENERAL INFORMATION ....................................................      3
INVESTMENT POLICIES ....................................................      3
DISCLOSURE OF FUND HOLDINGS ............................................     15
INVESTMENT LIMITATIONS .................................................     16
TRUSTEES AND OFFICERS ..................................................     18
CODE OF ETHICS..........................................................     23
PROXY VOTING............................................................     24
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................     24
INVESTMENT ADVISORY AND OTHER SERVICES..................................     24
ADMINISTRATION AND ACCOUNTING SERVICES..................................     26
ADDITIONAL SERVICE PROVIDERS............................................     26
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN..............................     26
PORTFOLIO MANAGERS......................................................     28
BROKERAGE ALLOCATION AND OTHER PRACTICES................................     29
CAPITAL STOCK AND OTHER SECURITIES......................................     31
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................     31
DIVIDENDS...............................................................     33
TAXATION OF THE FUND....................................................     33
APPENDIX A  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES...    A-1
APPENDIX B  DESCRIPTION OF RATINGS......................................    B-1

                               GENERAL INFORMATION

WT Mutual Fund (the "Trust") was organized as a Delaware business trust on June 1, 1994. The Trust has established the Wilmington Tax-Managed Cap-Free Fund (the "Fund"), which is described in this SAI. The Fund issues Institutional Shares and Investor Shares. The Fund is a diversified open-end management investment company.

                               INVESTMENT POLICIES

The following information supplements the information concerning the Fund's investment objectives, policies and limitations found in the prospectus.

The Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities. This 80% policy may be changed without shareholder approval upon 60 days' written notice to shareholders.

ASSET-BACKED SECURITIES. The Fund may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as "asset-backed securities," and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.

Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.

Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.

The value of asset-backed securities may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

BANK OBLIGATIONS. The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

            - Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

            - Certificates of Deposit. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

                  Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

            - Time Deposits. Time deposits are bank deposits for fixed periods of time.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Fund may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

DERIVATIVES. The Fund may invest in a variety of derivative investments to seek income, to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund may use are the hedging instruments described below in this Statement of Additional Information and in Appendix A. Segregated accounts will be maintained for all derivative transactions, to the extent required by the 1940 Act. Among the derivative investments the Fund may invest in are "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Other derivative investments the Fund may use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the investment adviser expected.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Fund to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank's credit, the investment adviser considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank's ability to honor its commitment under the letter of credit.. Buy-back features include standby commitments, put bonds and demand features.

            - Standby Commitments. The Fund may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles the Fund to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

                  Ordinarily, the Fund will not transfer a standby commitment to a third party, although the Fund may sell securities subject to a standby commitment at any time. The Fund may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Fund may pay a higher price for the securities acquired in consideration for the commitment.

            - Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, the Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate.

                  In selecting put bonds for the Fund, the investment adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond's rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

            - Demand Features. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days' notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

FOREIGN SECURITIES. The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See "Depositary

Receipts" above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see "Depositary Receipts"). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets.

Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U S securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon and may involve a risk of loss to the Fund. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case the Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of the Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investments in foreign securities will usually be denominated in foreign currencies and therefore, the Fund may temporarily hold cash in foreign currencies. The value of the Fund's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. The Fund's value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

GUARANTEED INVESTMENT CONTRACTS. The Fund may invest in guaranteed investment contracts ("GIC"). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC's maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to the Fund's acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. The Fund, does not intend to invest more than 5% of its net assets in GICs.

HEDGING STRATEGIES. The Fund may engage in certain hedging strategies that involve options, and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. The Fund may not, knowingly, invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund's adviser or sub-adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. The Fund may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act unless a Securities and Exchange Commission ("SEC") exemption is applicable. These limitations currently provide, in part, that the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including iShares, registered investment companies are permitted to invest in iShares beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to iShares Funds, including that such investment companies enter into an agreement with iShares Funds. The Fund has entered into such an agreement. Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.

The Fund generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the investment adviser believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate or experience a disruption in its activities. In addition, an ETF may terminate if its net assets fall below a certain amount.

Although the Fund believes that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under "Investment Limitations" below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Fund may invest in companies who business is related to mining of precious or other metals (e.g. gold, silver, etc.) or registered investment companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the valve of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages secured by real property.

Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments -- "interest only" or "IO" -- and another class of holders receiving the principal repayments - "principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities. If the Fund holds such securities during such a period, the Fund may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

NON-INVESTMENT GRADE SECURITIES. The Fund may invest in non-investment grade or "high yield" fixed income securities commonly known to investors as "high yield bonds" or "junk bonds." High yield bonds are issued by a company whose credit rating (based on an NRSRO's evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities are generally subject to greater risks than fixed income securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield bonds generally will be in the lower rating categories of NRSROs (rated "Ba1" or lower by Moody's or "BB+" or lower by S&P) or will be unrated. The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer's financial condition. High yield bonds are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

While the market values of high yield bonds tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield bonds often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield bonds are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield bonds are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Fund's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield bonds have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield bonds may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Fund's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Fund's defaulted, the Fund's may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield bonds are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield bonds are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield bonds is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain high yield bonds due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Fund's assets. Market quotations on high yield bonds are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is Based on fundamental analysis. Additionally, prices for high yield bonds may be affected by legislative and regulatory developments. These developments could adversely affect the Fund's net asset value and investment practices, the secondary market for high yield bonds, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield bonds, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

When the secondary market for high yield bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Fund to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield bonds contract due to adverse economic conditions or for other reasons, certain of the Fund's liquid securities may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of NRSROs may not always reflect current conditions and events, in addition to using NRSROs and other sources, the investment adviser performs its own analysis of the issuers whose non-investment grade securities the Fund holds. Because of this, the Fund's performance may depend more on the investment adviser's own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see "Appendix B - Description of Ratings."

In selecting non-investment grade securities, the investment adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The investment adviser continuously monitors the issuers of non-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests. If a security's rating is reduced below the minimum credit rating that is permitted for the Fund, the Fund's investment adviser will consider whether the Fund should continue to hold the security.

In the event that the Fund investing in high yield bonds experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund's rate of return is based.

The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may purchase call options on securities that the investment adviser or sub-adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which they are authorized to invest. The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of the Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

PARTICIPATION INTERESTS. The Fund may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder's initial investment. The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder's actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor's actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends generally are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

REAL ESTATE COMPANIES. The Fund may invest in securities (including, but not limited to common shares, preferred shares and convertible preferred shares) and debt securities issued by real estate companies, including REITs. A "Real Estate Company" is a company (i) that generally derives at least 50% of its revenue from the ownership, leasing, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Fund may also invest in rights or warrants to purchase income-producing common and preferred shares of Real Estate Companies. It is anticipated that substantially all of the equity securities of Real Estate Companies in which the Fund intend to invest will be traded on a national securities exchange or in the over-the-counter markets.

REITS. The Fund may invest in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate properties or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.

Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value.

Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages.

Hybrid REITs combine the characteristics of both equity REITs and mortgage
REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Fund may invest in both publicly and privately traded REITs.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. The Fund is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. The Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans and all deemed borrowings for the Fund exceeds one-third of the value of the Fund's total assets taken at fair market value. When the Fund lends it portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund's total assets in calculating the percentages of the Fund's total assets on loan. Collateral must be valued daily by the investment adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

SHORT SALES. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales. The Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Fund investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

The Fund may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater's price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

WHEN-ISSUED SECURITIES. The Fund may buy when-issued securities or sell securities on a delayed-delivery-basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery-basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.

While the Fund initially commits to purchase such securities with the purpose of actually acquiring them, the Fund may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Fund may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

When the Fund makes a commitment to purchase a security on a when-issued-basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Fund's net asset value. When payment for a when-issued security is due, the Fund will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause the Fund to liquidate investments in order to make the required distributions.

TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a Nationally Rated Statistical Rating Organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.

                           DISCLOSURE OF FUND HOLDINGS

The Fund has policies and procedures in place regarding the disclosure of portfolio securities holdings of the Fund designed to allow disclosure of the Fund's holdings information where it is deemed appropriate for the Fund's operations or it is determined to be useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund's portfolio securities holdings, the Fund will not provide or permit others to provide information about the Fund's portfolio securities holdings on a selective basis.

The Fund provides portfolio securities holdings information as required in regulatory filings and shareholder reports, discloses portfolio securities holdings information as required by federal or state securities laws, and may disclose portfolio securities holdings information in response to requests by governmental authorities.

The Fund may, but is not required to, post the Fund's schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, the Fund may post information on a website about the number of securities the Fund holds, a summary schedule of investments, the Fund's top ten holdings, and a percentage breakdown of the Fund's investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website, provided, however, that a top ten holdings list may be as of a date 7 days prior to its posting on the website. The day after the Fund's portfolio securities holdings information becomes publicly available (by posting on the website or otherwise), it may be mailed, e-mailed or otherwise transmitted to any person.

The Fund may distribute or authorize the distribution of information about the Fund's holdings that is not publicly available (on a website or otherwise) to the Fund's or an investment adviser's employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about the Fund's portfolio securities holdings that is not publicly available (on a website or otherwise) to the Fund's service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser or sub-adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (iv) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of Fund assets and minimal impact on remaining shareholders of the Fund.

In order to mitigate conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, or principal underwriter, or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other, the Trust's Chief Compliance Officer must approve and either the President or a Vice President of the Trust must approve a non-public disclosure of the Fund's portfolio securities holdings. The Trust's Chief Compliance Officer must report all arrangements to disclose the Fund's portfolio securities holdings information to the Trust's Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.

Before any non-public disclosure of information about the Fund's portfolio securities holdings, the Chief Compliance Officer will require the recipient of such non-public portfolio securities holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio securities holdings information only in a manner consistent with the Trust's policies and procedures and any applicable confidentiality agreement.

Under no circumstances may the Trust or an investment adviser or their affiliates receive any consideration or compensation for disclosing the portfolio securities holdings information.

Each of the following third parties have been approved to receive the portfolio securities holdings information: (i) the Trust's administrator and accounting agent; (ii) the Trust's independent public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing Trust reports or regulatory filings; (iv) the Trust's custodian in connection with its custody of the Trust's assets; (v) if applicable, a proxy voting service; and (vi) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poors(R). Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Trust's portfolio securities holdings information without specific authorization. The Trust's investment advisers and service providers will establish procedures to ensure that the Trust's portfolio securities holdings information is only disclosed in accordance with these policies.

The identity of persons with which the Fund has ongoing arrangements to provide portfolio securities holdings information is set forth below. In order to solicit prices on various fixed income securities certain of the Fund share this information with the broker dealers listed below on a periodic basis as needed with as little as a one day lag:

         Piper Jaffray & Company           Stern, Agee & Leach
         Stone & Youngberg                 Wachovia Securities
         Loop Capital Markets              Morgan Stanley
         Commerce Capital Markets, Inc.    Lehman Brothers
         Stephens Inc.                     William Blair & Co., L.L.C.
         Legg Mason Wood Walker            Morningstar
         Barclays Capital Inc.             Lipper
         Bear Stearns & Co. Inc.           Thompson Financial
         Starboard Capital Markets LLC     Vestek
         Banc of America                   Standard & Poor's
         RBC Dain Rauscher

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Fund has adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of the Fund's assets or redemptions of shares will not be considered a violation of a limitation. The following non-fundamental policies apply to the Fund unless otherwise indicated, and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:

1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities ("U.S. Government obligations") or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations and treated as U.S. Government obligations;

2. invest 25% or more of the value of the Fund's assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to securities issued by other investment companies;

3. issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets;

4. make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

5. underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

8. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations);

9. engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

10. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

11. purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.

When engaging in options, futures and forward currency contract strategies, the Fund will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Fund's investment adviser, or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Fund's investment adviser or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee as it relates to the Trust's business is 1100 North Market Street, Wilmington, DE 19890.

                                                                                                      NUMBER OF
                                                                                                      FUND IN
                                                                              PRINCIPAL                 FUNDS          OTHER
                           POSITION(s)          TERM OF OFFICE AND           OCCUPATION(s)            COMPLEX      DIRECTORSHIPS
 NAME AND                   HELD WITH             LENGTH OF TIME             DURING PAST            OVERSEEN BY       HELD BY
 DATE OF BIRTH                TRUST                   SERVED                  FIVE YEARS             TRUSTEE(1)       TRUSTEE
-------------------   ------------------   ---------------------------    -----------------------   ------------   ---------------
                                                       INTERESTED TRUSTEES

OBERT J. CHRISTIAN(2)       Trustee        Shall serve until death,       Executive Vice                 27        None
Date of Birth: 2/49                        resignation or removal.        President and Chief
                                           Trustee since October 1998;    Investment Officer of
                                           President and Chairman of      Wilmington Trust
                                           the Board from October 1998    Company from February
                                           to January 2006.               1996; President of
                                                                          Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

NEIL WOLFSON(3)       Trustee, President   Shall serve at the pleasure    Chief Investment               27        None
Date of Birth: 6/64     and Chief          of the Board and until         Officer of Wilmington
                       Executive Officer   successor is elected and       Trust Investment
                                           qualified. Trustee since       Management, LLC
                                           September 2005; President      ("WTIM") since July
                                           and Chief Executive Officer    2004; Previously,
                                           since January 2006.            Partner with KPMG from
                                                                          1996 to 2004.

      (1) The "Fund Complex" currently consists of the Trust (27 funds) and CRM Mutual Fund Trust (4 funds).

      (2) Mr. Christian is an "Interested Trustee" by reason of his former position as Vice President of RSMC, investment adviser to the Trust. As of ____, 2006, Mr. Christian is no longer employed by RSMC but is considered an "Interested Trustee" until ______, 2008.

      (3) Mr. Wolfson is an "Interested Trustee" by reason of his position as and officer of WTIM, an affiliate of RSMC.

                                                                                                  NUMBER OF
                                                                                                   FUND IN
                                                                             PRINCIPAL              FUNDS           OTHER
                        POSITION(s)       TERM OF OFFICE AND              OCCUPATION(s)            COMPLEX      DIRECTORSHIPS
NAME AND                 HELD WITH          LENGTH OF TIME                 DURING PAST           OVERSEEN BY       HELD BY
DATE OF BIRTH              TRUST                SERVED                      FIVE YEARS            TRUSTEE(1)       TRUSTEE
------------------    -------------   ---------------------------   -------------------------    -----------   --------------------
                                                  INDEPENDENT TRUSTEES

ROBERT ARNOLD         Trustee         Shall serve until death,      Founder and co-manages,          27        First Potomac
Date of Birth: 3/44                   resignation or removal.       R. H. Arnold & Co.,Inc.                    Realty Trust
                                      Trustee since May 1997.       (investment banking                        (real estate
                                                                    company) since 1989.                       investment trust)

DR. ERIC BRUCKER      Trustee          Shall serve until death,     Professor of Economics,          27        None
Date of Birth:12/41                   resignation or removal.       Widener University since
                                      Trustee since October 1999.   July 2004; formerly,
                                                                    Dean, School of Business
                                                                    Administration of Widener
                                                                    University from 2001 to
                                                                    2004; Dean, College of
                                                                    Business, Public Policy
                                                                    and Health at the
                                                                    University of Maine from
                                                                    September 1998 to June
                                                                    2001.

NICHOLAS GIORDANO     Trustee and     Shall serve until death,       Consultant, financial           27        Kalmar Pooled
Date of Birth: 3/43   Chairman        resignation or removal.        services organizations                    Investment Trust;
                      of the Board    Trustee since October 1998;    from 1997 to present;                     Independence Blue
                                      Chairman of the Board since    Interim President,                        Cross; IntriCon
                                      January 2006.                  LaSalle University from                   Corporation
                                                                     1998 to 1999.                             (industrial
                                                                                                               furnaces
                                                                                                               and ovens).

LOUIS KLEIN, JR.      Trustee         Shall serve until death,       Self-employed financial         31        CRM Mutual Fund
Date of Birth: 5/35                   resignation or removal.        consultant since 1991.                    Trust (since June
                                      Trustee since October 1999.                                              2005); WHX
                                                                                                               Corporation
                                                                                                               (industrial
                                                                                                               manufacturer).

CLEMENT C.MOORE, II   Trustee         Shall serve until death,      Managing Partner,                31        CRM Mutual Fund
Date of Birth: 9/44                   resignation or removal.       Mariemont Holdings, LLC,                   Trust (since June
                                      Trustee since October 1999.   (real estate holding and                   2005).
                                                                    development company)
                                                                    since 1980.

                                                                                                  NUMBER OF
                                                                                                   FUND IN
                                                                              PRINCIPAL            FUNDS            OTHER
                       POSITION(s)       TERM OF OFFICE AND              OCCUPATION(s)           COMPLEX      DIRECTORSHIPS
NAME AND                HELD WITH           LENGTH OF TIME                 DURING PAST           OVERSEEN BY     HELD BY
DATE OF BIRTH             TRUST                SERVED                      FIVE YEARS             TRUSTEE(1)       TRUSTEE
-------------------   -------------   ---------------------------   -------------------------    -----------   --------------------
JOHN J. QUINDLEN      Trustee         Shall serve until death,       Retired since 1993.             27        None
Date of Birth: 5/32                   resignation or removal.
                                      Trustee since October 1999.

MARK A. SARGENT       Trustee         Shall serve until death,       Dean and Professor of           27        None
Date of Birth: 4/51                   resignation or removal.        Law, Villanova
                                      Trustee since November 2001.   University School of Law
                                                                     since July 1997.

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of the Trust, any of the investment advisers of the Trust's series or Distributor, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

                               EXECUTIVE OFFICERS

                                                                                                     NUMBER OF
                                                                                                      FUND IN
                                                                                 PRINCIPAL             FUNDS           OTHER
                            POSITION(s)           TERM OF OFFICE AND            OCCUPATION(s)         COMPLEX       DIRECTORSHIPS
NAME,ADDRESS AND             HELD WITH              LENGTH OF TIME               DURING PAST        OVERSEEN BY       HELD BY
DATE OF BIRTH                  TRUST                    SERVED                   FIVE YEARS          TRUSTEE(1)        TRUSTEE
------------------------  --------------  ------------------------------  ------------------------   -----------   ----------------
ERIC K. CHEUNG            Vice President  Shall serve at the pleasure of  Vice President,                N/A            N/A
1100 North Market Street                  the Board and until successor   Wilmington Trust
Wilmington, DE 19890                      is elected and qualified.       Company since 1986; and
Date of Birth: 12/54                      Officer since October 1998.     Vice President and
                                                                          Director, RSMC since
                                                                          2001.

JOSEPH M. FAHEY, JR.      Vice President  Shall serve at the pleasure     Vice President, RSMC           N/A            N/A
1100 North Market Street                  of the Board and until          since 1992.
Wilmington, DE 19890                      successor is elected and
Date of Birth: 1/57                       qualified. Officer since
                                          November 1999.

JOHN J. KELLEY            Vice President  Shall serve at the pleasure of  Vice President of RSMC        N/A            N/A
1100 North Market Street  , Chief         the Board and until successor   since July 2005; Vice
Wilmington, DE 19890      Financial       is elected and qualified.       President of PFPC Inc.
Date of Birth: 9/59       Officer,        Officer since September 2005.   from January 2005 to
                          Treasurer &                                     July 2005; Vice
                          Secretary                                       President of
                                                                          Administration, 1838
                                                                          Investment Advisors,
                                                                          LP from 1999 to 2005;
                                                                          Chief Compliance
                                                                          Officer, 1838
                                                                          Investment Advisors,
                                                                          LP from 2004 to 2005.
                                                                          Chief Compliance

                               EXECUTIVE OFFICERS

                                                                                                      NUMBER OF
                                                                                                       FUND IN
                                                                                  PRINCIPAL             FUNDS           OTHER
                            POSITION(s)            TERM OF OFFICE AND           OCCUPATION(s)          COMPLEX      DIRECTORSHIPS
NAME,ADDRESS AND            HELD WITH                LENGTH OF TIME              DURING PAST         OVERSEEN BY       HELD BY
DATE OF BIRTH                 TRUST                      SERVED                  FIVE YEARS           TRUSTEE1         TRUSTEE
------------------------  --------------  ------------------------------  ------------------------   -----------   ----------------
WILLIAM P. RICHARDS, JR.  Vice President  Shall serve at the pleasure     Managing Director,             N/A             N/A
100 Wilshire Boulevard                    of the Board and until          Roxbury Capital
Suite 1000                                successor is elected and        Management LLC
Santa Monica, CA 90401                    qualified. Officer since        (registered investment
Date of Birth: 11/36                      November 2004.                  adviser) since 1998.

ANNA M. BENCROWSKY        Chief           Shall serve at the pleasure     Chief Compliance                N/A             N/A
1100 North Market Street  Compliance      of the Board and until          Officer, Rodney Square
Wilmington, DE 19890      Officer         successor is elected and        Management Corporation
Date of Birth: 5/51                       qualified; Officer since        since 2004; Vice
                                          September 2004.                 President and Chief
                                                                          Compliance Officer,
                                                                          1838 Investment
                                                                          Advisors, LP from 1998
                                                                          to 2004; Vice
                                                                          President, Secretary,
                                                                          and Treasurer, 1838
                                                                          Investment Advisors
                                                                          Funds from 1995 to
                                                                          2004; Vice President
                                                                          and Secretary, 1838
                                                                          Bond-Debenture Trading
                                                                          Fund from 1982 to 2004.

RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Trust's financial operations and performance, oversee the activities and legal compliance of the Trust's investment advisers and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Trust's proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Trust's series and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met 11 times during the fiscal year ended June 30, 2005. The Board has an Audit

Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Giordano, Klein and Quindlen, each of whom is an Independent Trustee. Mr. Quindlen serves as the chairman of the Audit Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent registered public accountants; (2) review and approve the scope of the independent registered public accountants' audit activity; (3) review the financial statements which are the subject of the independent registered public accountants' certifications; and (4) review with such independent registered public accountants the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended June 30, 2005, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Nominating and Governance Committee is comprised of Messrs. Giordano, Quindlen and Sargent, each of whom is an Independent Trustee. Mr. Sargent serves as chairman of the Nominating and Governance Committee. The Nominating and Governance Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2005, there were three meetings of the Nominating and Governance Committee.

The Nominating and Governance Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating and Governance Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating and Governance Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Regulatory Oversight Committee is comprised of Messrs. Arnold, Brucker, Moore and Sargent, each of whom is an Independent Trustee. Mr. Moore serves as the chairman of the Regulatory Oversight Committee. The Regulatory Oversight Committee (i) monitors the Board's compliance with its major specific responsibilities under the 1940 Act; (ii) receives information regarding proposed and newly adopted federal and state laws and regulations as they apply to the Trust, and provides oversight of investment advisers, other major service providers, and the Trust's Chief Compliance Officer ("CCO") regarding compliance with such laws and regulations as needed; (iii) provides oversight of the Trust's 12b-1 fees and shareholder service fees and the payment of such fees to various investment advisers, broker-dealers and financial intermediaries; (iv) provides oversight of the portfolio trade execution, brokerage commissions, soft dollar usage, and revenue sharing arrangements of the Trust's investment advisers, and make recommendations to the Board regarding such practices; (v) provides oversight of the Trust's valuation and pricing policies, procedures and practices and designated management valuation committee; (vi) provides oversight of exemptive order(s), if any, granted to the Trust by the SEC or pursuant to which the Trust is subject; (vii) provides oversight of the Trust, investment advisers, sub-advisers and principal underwriter's 17j-1 codes of ethics, including violations thereof, and makes recommendations to the Board regarding approval of such codes and material changes thereto; and (viii) monitors, in cooperation with the Nominating and Governance Committee, the CCO's performance. During the fiscal year ended June 30, 2005, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2005.

                                                                            AGGREGATE DOLLAR RANGE
                                                                           OF EQUITY SECURITIES IN
                                                                ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                            DOLLAR RANGE OF EQUITY SECURITIES            TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE/PORTFOLIO              IN THE FUND                           INVESTMENT COMPANIES
-------------------------   ---------------------------------   -----------------------------------------------
INTERESTED TRUSTEES                                                       [TO BE UPDATED]
   ROBERT J. CHRISTIAN                     NONE                             Over $100,000
   NEIL WOLFSON                            NONE                           $10,001-$50,000
INDEPENDENT TRUSTEES
   ROBERT ARNOLD                           NONE                             Over $100,000
   ERIC BRUCKER                            NONE                          $50,001-$100,000
   NICHOLAS GIORDANO                       NONE                          $50,001-$100,000
   LOUIS KLEIN, JR.                        NONE                             Over $100,000
   CLEMENT C. MOORE, II                    NONE                             Over $100,000
   JOHN J. QUINDLEN                        NONE                             Over $100,000
   MARK A. SARGENT                         NONE                           $10,001-$50,000


As of December 31, 2005, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.

COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The following table shows the fees paid during the fiscal year ended June 30, 2005 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex:

                                                                                             TOTAL
                                           PENSION OR RETIREMENT                          COMPENSATION
                           AGGREGATE        BENEFITS ACCRUED AS         ESTIMATED             FROM
                          COMPENSATION       PART OF THE TRUST       ANNUAL BENEFITS    FUND COMPLEX (1)
INDEPENDENT TRUSTEE      FROM THE TRUST         EXPENSES             UPON RETIREMENT    PAID TO TRUSTEES
--------------------     --------------    ---------------------     ---------------    ----------------
Robert H. Arnold            $ 39,375               None                    None             $ 52,500
Dr. Eric Brucker            $ 40,500               None                    None             $ 54,000
Nicholas Giordano           $ 49,875               None                    None             $ 66,500
Louis Klein, Jr.            $ 39,375               None                    None             $ 52,500
Clement C. Moore, II        $ 39,750               None                    None             $ 53,000
John J. Quindlen            $ 46,125               None                    None             $ 61,500
Mark A. Sargent             $ 52,125               None                    None             $ 69,500

------------------
(1) For the fiscal year ended June 30, 2005, the Fund Complex consisted of the Trust (19 funds), WT Investment Trust I (25 funds), the CRM Mutual Fund Trust (4 funds) and the Wilmington Low Volatility Fund of Funds (1 fund).

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust, each investment adviser and sub-advisers to the Fund and the distributor have adopted a code of ethics (each, a "Code" and together, the "Codes").

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the distributor, or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.

Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by RSMC and WTIM personal trading may also be subject to pre-clearance and other conditions set forth in their respective Codes. The Codes are on public file as exhibit to the Trusts' registration statement with the SEC.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust, including information about any material violations of the Codes.

                                  PROXY VOTING

The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to each investment adviser thereof, subject to the Board's continuing oversight. The investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Fund. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to such Fund. An investment adviser or sub-adviser will consider the factors that could affect the value of the Fund's investment in its determination on a vote.

The investment adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The investment adviser's proxy voting procedures address these considerations and establish a framework for the investment adviser's consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which the investment adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser will submit a separate report to the Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.

RSMC's proxy voting policies and procedures are available on the Trusts website at www.wilmingtontrust.com/funds. The Fund's proxy voting record as of June 30th is available (i) on the Trust's website at www.wilmingtontrust.com/funds, (ii) without charge, upon request, by calling (800) 336-9970 and (ii) on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this filing, the Fund had not yet commenced operations. Accordingly, as of ______, 2006, officers and Trustees of the Trust owned individually and together less than 1% of the Fund's outstanding shares.

Persons or organizations beneficially owning 25% or more of the outstanding shares of the Fund will be presumed to "control" the Fund. Such persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to the Fund. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB and Wilmington Trust Investment Management, LLC, wholly owned subsidiaries of Wilmington Trust Corporation, are registered investment advisers. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, is a registered investment adviser and broker-dealer. Cramer Rosenthal McGlynn, LLC. ("CRM") and Roxbury Capital Management ("Roxbury") are each registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.

Pursuant to an investment advisory agreement between the Trust and RSMC, dated December 14, 2005, RSMC manages the assets of the Fund (the "Investment Advisory Agreement").

RSMC is entitled to receive an annual investment advisory fee, paid monthly as a percentage of the Fund's average daily net assets ("Assets") of 0.50 % of the first $1 billion in Assets; 45% of the next $1 billion in Assets; and 0.40% of Assets over $2 billion.

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses, excluding certain class-specific expenses (such as Rule 12b-1, shareholder service and transfer agency fees, exceed 0.70% of Assets.

These waivers will remain in place until January 1, 2009. The Board may, at its discretion, terminate the expense limitation arrangement with respect to the Fund prior to such termination date.

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund's investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund's objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations;
(f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which RSMC delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for the Fund relating to research, statistical and investment activities are paid by RSMC.\

SUB-ADVISORY SERVICES. Wilmington Trust Investment Management, LLC ("WTIM"), located at 3455 Peachtree Road, Suite 2000, Atlanta, Georgia 30326, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. The fee shall be payable monthly as soon as practicable after the last day of each month.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to Administration and Accounting Services Agreements dated October 1, 2004, PFPC Inc. ("PFPC") performs certain administrative and accounting services for the Fund such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. From September 1, 2002 to October 1, 2004, RSMC, an affiliate of the Trust, provided administrative and accounting services and PFPC provided certain sub-administration services. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Fund. Accordingly, the Trust paid administrative fees to RSMC and PFPC, whether as administrator or sub-administrator of $ 4,808,384, $3,633,484 and $2,552,225 for fiscal years ended June 30, 2005, 2004 and 2003, respectively.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP serves as the independent registered public accounting firm to the Trust, providing services which include (1) auditing the annual financial statements for the Fund, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of the each series of the Trust including the Fund. Ernst & Young LLP is located at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

CUSTODIANS. Wilmington Trust Company ("Custodian"), 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian of the Fund. The Custodian's services include, in addition to the custody of all cash and securities owned by the Fund, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Fund, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Fund, releasing and delivering securities from the custody accounts of the Fund, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Fund and has appointed PFPC Trust Company as Sub-Custodian of the Fund. Citibank, N.A. serves as the foreign custody manager.

TRANSFER AGENT. PFPC, 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Professional Funds Distributor, LLC (the "Distributor") is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as a principal underwriter of the Fund's shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Fund's Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Investor Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Fund, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund's Institutional Shares.

The Distribution Agreement, effective as of January 1, 2004, will continue in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or their shareholders for losses arising in connection with the sale of Fund shares. It is anticipated that the Rule 12b-1 Plan will increase the assets of the Fund and allow the Fund to achieve the benefit of economies of scale through such increased assets.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to the 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on 60 days' written notice to the Distributor; or (ii) by the Distributor on 60 days' written notice to the Fund. The Distributor will be compensated for distribution services according to the 12b-1 Plan regardless of the Distributor's expenses.

The 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions ("Service Organizations") such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.25% on an annualized basis of average net assets of the Investor Shares of the Fund to compensate the Distributor for making payments to certain service Organizations who have sold Investor Shares of the Fund and for other distribution expenses.

Under the 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its Investor Shares, such payments are authorized. The Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

When purchasing Investor Shares of the Fund, a sales charge will be incurred at the time of purchase (a "front-end sales charge") based on the dollar amount of the purchase. The maximum initial sales charge is 3.50%, which is reduced for purchases of $100,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers" in the prospectus. Although purchases of $500,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a redemption fee of 1.00% if the shares are redeemed within 60 days after purchase. The front-end sales charge is paid directly to the selling broker-dealer.

                                  AS A PERCENTAGE OF      AS A PERCENTAGE OF
YOUR INVESTMENT                    OFFERING PRICE          YOUR INVESTMENT
-------------------------       ---------------------    -------------------
$1,000 up to $100,000                  3.50%                   3.63%
$100,000 up to $250,000                2.00%                   2.04%
$250,000 up to $500,000                1.50%                   1.52%
Over $500,000                          0.00%                   0.00%

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED. As disclosed in the prospectuses, Rex P. Macey, Adrian Cronje, Andrew H. Hopkins and Vincent F. Rights (each a "Portfolio Manager and collectively, the "Portfolio Managers") are each jointly and primarily responsible for the day-to-day management of the Fund's assets. Each of the Portfolio Managers is an employee of RSMC. No account managed by the Portfolio Managers paid a performance-based advisory fee. As of June 30, 2005, each of the Portfolio Managers were jointly and primarily responsible for the day-to-day management of (A) six "registered investment companies" with total assets of $120 million, (B) one pooled investment vehicle other than a registered investment company with total assets of $55 million, and (C) 198 other accounts with total assets of $102 million.

MATERIAL CONFLICTS OF INTEREST. Material conflicts of interest that may arise in connection with a Portfolio Manager's management of the Fund's investments and the investments of other accounts managed by the Portfolio Manager include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by a Portfolio Manager and conflicts associated with the allocation of investment opportunities between or among the Fund and other accounts managed by the Portfolio Manager. The discussion below addresses certain potential material conflict of interests identified by RSMC in connection with the management of the Fund. Additional conflicts of interest may potentially exist or arise that are not discussed below.

RSMC are not aware of any conflicts of interest between managing the Fund and the investments of other accounts. RSMC maintain strict internal compliance policies and procedures to prevent conflicts. For example, RSMC does not have any soft dollar arrangements with broker/dealers in fixed income transactions. RSMC executes block trades for all accounts that share similar investment objectives. To the extent that RSMC is unable to fulfill 100% of an order, each account would receive their pro-rata portion of the order executed.

Portfolio Managers may experience certain conflicts of interest in managing the Fund's investments, on the one hand, and the investments of other accounts, including other funds, on the other. For example, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering that may be suitable for more than one Fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. RSMC has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. RSMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Portfolio management of multiple series of the Trust including the Fund and other accounts may give rise to potential conflicts of interest, particularly if the Fund and accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his or her time and investment ideas across multiple accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his or her time to the Fund, which may constitute a conflict with the interest of the Fund. RSMC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers substantial resources to assist and support. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

RSMC does not receive a performance fee for its management of the Fund. RSMC and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investment to favor accounts other than the Fund -- for instance, those that pay a higher advisory fee. The policies of RSMC, however, require that portfolio managers treat all accounts they manage equitable and fairly.

RSMC has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in RSMC's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transaction were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. The Trust has also adopted policies and procedures in accordance with Rule 17a-7, Rule 17e-1 and Rule 10f-3 under the 1940 Act, in order to ensure compliance with the rules and fair and equitable treatment of the Fund and clients involved in such transactions.

Portfolio Managers may also experience certain conflicts between their own personal interests and the interests of the accounts they manage, including the Fund. One potential conflict may arise if a portfolio manager were to have a larger personal investment in one portfolio than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the account in which he or she holds a larger stake. RSMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's investment activities by requiring prior written approval from the Code of Ethics Compliance Officer for portfolio managers participating in investment clubs or providing investment advice to any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of RSMC and its affiliates.

COMPENSATION. Following is a description of the structure of, and method used to determine the compensation received by the Portfolio Managers or management team members from the Fund, the Adviser or any other source with respect to:

As compensation for managing the Fund and other accounts for the fiscal year ended June 30, 2005, RSMC's investment professionals, including the Portfolio Managers, received an annual base salary and performance bonus, including cash and stock options, based upon their overall performance relative to their job responsibilities. In addition, they are entitled to the regular fringe benefits provided to all employees. RSMC completed an annual survey of compensation levels relative to industry standards to ensure that its staff is adequately compensated. Each Portfolio Manager has a portfolio performance incentive as a part of their overall compensation. Portfolio Managers can earn up to 25% of their annual base salary if the portfolio outperforms their respective benchmarks and peer groups in trailing 1,2,3,4 and 5 year periods.

OWNERSHIP OF SECURITIES. As the Fund has not yet commenced operations as of the date of this SAI, no portfolio manager beneficially owned equity securities in the Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser places portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Fund transactions placed by the investment adviser or may be effected through the trading desk of the investment adviser, its broker-affiliate or sub-adviser. Debt securities purchased and sold by the Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and to sell at a slightly higher price. The difference between the buy and sell prices is known as the "spread". When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Fund.

BROKERAGE SELECTION. The primary objective of the investment adviser in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission;
(iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Fund or to the investment adviser. The allocation of portfolio transactions may take into account the receipt of research reports and services of brokerage firms. The investment adviser may place trades with certain brokers with which it is under common control, including WTIM or Wilmington Brokerage Services Co., each an indirect, wholly-owned subsidiary of Wilmington Trust Corporation and an affiliate of RSMC, provided that the investment adviser determines that the affiliate's services and costs are comparable to those of non-affiliated, qualified brokerage firms.

In selecting and monitoring broker-dealers and negotiating commissions, the investment adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser may use such broker-dealers to effect securities transactions. In selecting a particular broker or dealer to effect transactions for the Fund, preference may be given to brokers who provide research or statistical material or other services to the Fund or to the investment adviser is subject to the investment adviser's duty to seek best execution.

Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), the investment adviser is required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement the investment adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser's personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser since the broker-dealers used by the investment adviser tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser with a diverse perspective on financial markets. Research services provided to the investment adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or by its affiliates. The investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser will not direct fund transactions to dealers solely on the basis of research services provided.

ALLOCATION OF FUND TRANSACTIONS. Some of the investment adviser's other clients have investment objectives and programs similar to that of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust offers two separate classes of shares of the Fund: Institutional Shares and Investor Shares classes. The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares of the Fund represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that (i) Investor Shares bear Rule 12b-1 distribution expenses of 0.25% of the average net assets of such class and have exclusive voting rights with respect to the 12b-1 Plan pursuant to which the distribution fee may be paid. The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any Rule 12b-1 fees. Accordingly, the NAV of Investor Shares will be reduced by such amount to the extent the Fund has undistributed net income.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Trust, the Fund and each class, as the case may be, take separate votes on matters affecting only the Fund or class thereof.

The Fund does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Fund for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10.00 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Trust, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. The Trust reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan: If you own shares of the Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Fund, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Trust will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Fund may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the the Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. the Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the

Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The NAV per share is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Fund are open for business. The Fund is only open on days when the Exchange and the transfer agent are open for business.

In valuing the Fund's assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days and on which the Fund's NAV is not calculated and investors will be unable to buy or sell shares of the Fund. Calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's NAV is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                    DIVIDENDS

Dividends, if any, from the Fund's net investment income and distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders quarterly.

A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                              TAXATION OF THE FUND

GENERAL. The Fund is treated as a separate corporation for federal income tax purposes. The Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company" ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, The Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, interest, net short-term capital gain determined without regard to the deduction for dividends paid and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the "Distribution Requirement") as well as meet several additional requirements. These requirements include, among others, the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of such issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of (i) any one issuer, (ii) any two or more issuers that the Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses, or (iii) one ore more "qualified publicly traded partnerships."

To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. The Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If the Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates with no deduction for dividends paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as a dividend. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis in its Fund shares by the difference between (i) the amount of capital gains that the Fund elected to include in the shareholder's income and (ii) the tax deemed paid by the shareholder. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in the Fund and is not eligible for the dividend received deduction for corporate shareholders. Under present law, an individual's long-term capital gains are taxed at a stated rate of 15%. If the Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If the Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If the Fund has dividend income that qualifies as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund and such amount will be taxable to individual shareholders at a stated maximum rate of 15%. This amount will be reflected on Form 1099-DIV issued to each shareholder for the current calendar year.

If the Fund has dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.

Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder's shares, the shareholder will realize taxable gain or loss depending upon such shareholder's basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

It is anticipated that all or a portion of the dividends from the net investment income of the Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of the Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid (other than capital gains dividends), to the extent of the Fund's aggregate dividends received. The aggregate dividends received includes only dividends received from domestic corporations other than certain exempt organizations and REITS. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax ("AMT"). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Under current law, individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from qualified foreign corporations in limited instances.

The Fund will inform shareholders within 60 days after their fiscal year end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable, under present law, at a stated maximum rate of 15% in lieu of a stated maximum rate of 35% for ordinary income.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Fund. If the election is made, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without having to file Form 1116 that otherwise is required.

The Fund may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three taxable years (or, if shorter, the holding period). The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Alternatively, the Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of each year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, any mark-to-market gains or losses are treated as ordinary income. Any mark to market gain may have to be distributed by the Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause the Fund to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Fund has a long-term holding period.

WASH SALES. The Fund may in certain circumstances be negatively impacted by certain special rules of the Code and Regulations relating to "wash sales." In general, the "wash sale" rules prevent the recognition of loss by a taxpayer from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. Thus, the wash sale rules could prevent the current recognition for tax purposes of a loss realized by the Fund from the sale of a security if within 30 days before or 30 days after the sale, the Fund were to acquire substantially identical securities or enter into a contract or option to acquire such securities.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which the Fund may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles, which would defer the loss. If the Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only temporary regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions may not be entirely clear in all instances.

CONSTRUCTIVE SALE. If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or
(4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form1099-B as required by present tax law during January of each year. If the Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

STATE AND LOCAL TAXES. Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to the federal income tax consequences described above, shareholders should consider and discuss with their own tax advisors the potential state and local tax consequences of an investment in The Fund. State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A shareholder's share of the taxable income or loss of The Fund generally must be included in determining his/her reportable income for state and local tax purposes in the jurisdiction in which he/she resides.

The foregoing tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in the Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, the investment adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with the Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Fund will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Fund will not use leverage in their options, futures or ts forward currency contract strategies. Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Fund's assets could impede portfolio management, or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Fund may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. The Fund may purchase and write (sell) options only on securities and securities indices that are traded on foreign exchanges.

The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

The Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value.

The Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

The Fund may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Fund invests. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of indices on which options are purchased or written.

The Fund may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Fund would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Fund would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Fund will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Fund holds a put warrant and the value of the underlying index falls, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Fund does not exercise an index warrant prior to its expiration, then the Fund loses the amount of the purchase price that it paid for the warrant.

The Fund will normally use index warrants as it may use index options. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1. The Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated thereby; and

2. The Fund will not write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1. The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2. Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

3. A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4. With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Fund holds an index option and exercises it before the closing index value for that day is available, the Fund runs the risk that the level of the underlying index may subsequently change.

5. The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. The Fund may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

The Fund may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's securities holdings. To the extent that a portion of the Fund's holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if the Fund correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Fund's holdings. The Fund may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Fund intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, the Fund may purchase a call option on an index futures contract to hedge against a market advance in securities that the Fund plans to acquire at a future date. The Fund may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Fund. This is analogous to writing covered call options on securities. The Fund also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Fund.

The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Fund of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When an investment adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, the Fund may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Fund may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Fund has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

1. The Fund will engage only in covered futures transactions, and each such transaction will remain covered so long as the Fund is obligated thereby.

2. The Fund will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when the Fund purchases a contract and the value of the contract rises, the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Fund is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Fund's obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering the Fund's use of futures contracts and related options, particular note should be taken of the following:

1. Successful use by the Fund of futures contracts and related options will depend upon the investment adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Fund has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

4. Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5. Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6. As is the case with options, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Fund also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The sub-advisers may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Fund. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's positions. When a sub-adviser believes that a particular currency may decline compared to the U.S. dollar, the Fund may enter into a forward contract to sell the currency that a sub-adviser expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Fund anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The Fund also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Fund may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the investment adviser or sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Fund also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Fund's securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Fund may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Fund will not enter into an options, futures or forward currency contract transaction that exposes the Fund to an obligation to another party unless the Fund either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS. Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Fund's position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the Fund's ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Fund will not purchase or write such positions unless and until, in the investment adviser's or the sub-adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The Fund may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates.

The Fund may enter into forward currency contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Fund also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions or to increase its exposure to foreign currencies that the investment adviser or the sub-advisers believe may rise in value relative to the U.S. dollar. For example, when the investment adviser or the sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's securities holdings denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements might not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the investment adviser and the sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At or before the maturity date of a forward contract requiring the Fund to sell a currency, the Fund may either sell a security holding and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SWAP AGREEMENTS. The Fund may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Fund and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make or receive. If the counter party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Fund will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Fund's investment objective will depend on the investment adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Fund will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Fund's repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P(R) and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P(R) and Fitch to the securities in which the Fund may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. In that event, the investment adviser or sub-advisers will consider whether it is in the best interest of the Fund to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

   -  Leading market positions in well-established industries.

   -  High rates of return on funds employed.

   - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

   - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   - Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

                                 S&P(R) RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                 WT MUTUAL FUND

                           PART C - OTHER INFORMATION


ITEM 23.          EXHIBITS.
----------        --------------------------------------------------------------
(a)(i)(a)         Amended and Restated Agreement and Declaration of Trust of WT
                  Mutual Fund (the "Fund"). (9)

(a)(i)(b) Form of amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund is filed herewith.

(a)(ii)           Certificate of Trust dated June 1, 1994. (1)

(a)(iii)          Certificate of Amendment to Certificate of Trust dated October
                  7, 1994. (2)

(a)(iv)           Certificate of Amendment to Certificate of Trust dated October
                  20, 1998. (3)

(b)               Amended and Restated By-Laws. (9)

(c)               See Articles III, VII, and VIII of Registrant's Amended and
                  Restated Agreement and Declaration of Trust. (9)

(d)(i)            Form of Advisory Agreement between the Registrant and Rodney
                  Square Management Corporation ("RSMC"). (22)

(d)(i)(a) Amended and Restated Schedules A and B to Advisory Agreement between the Registrant and RSMC is filed herewith.

(d)(i)(b) Advisory Agreement between the Registrant, on behalf of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and
                  Roxbury Micro-Cap Fund (the "Roxbury Funds"), and Roxbury
                  Capital Management, LLC ("Roxbury") dated July 1, 2005. (23)

(d)(ii) Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager International Fund (formerly,
                  Wilmington International Strategic Allocation Fund), RSMC and
                  Goldman Sachs Asset Management, L.P. ("GSAM"). (22)

(d)(iii) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager International Fund (formerly,
                  Wilmington International Strategic Allocation Fund), RSMC and
                  Julius Baer Investment Management LLC ("JBIM") dated July 1,
                  2005. (23)

(d)(iv) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Real Estate Securities Fund
                  (formerly, Wilmington Real Estate Strategic Allocation Fund),
                  RSMC and AEW Management and Advisors, L. P. ("AEW") dated July
                  1, 2005. (23)

(d)(v)            Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Real Estate Securities Fund
                  (formerly, Wilmington Real Estate Strategic Allocation Fund),
                  RSMC and Real Estate Management Services Group LLC. ("REMS").
                  (22)

(d)(vi) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington
                  Large Cap Strategic Allocation Fund), RSMC and Armstrong Shaw
                  Associates, Inc. ("ASA") dated July 1, 2005. (23)

(d)(vii) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington
                  Large Cap Strategic Allocation Fund), RSMC and Montag &
                  Caldwell, Inc. ("M&C") dated July 1, 2005. (23)

(d)(viii) Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Mid-Cap Fund (formerly,
                  Wilmington Mid Cap Strategic Allocation Fund), RSMC and
                  Bennett Lawrence Management, LLC ("BLM"). (22)

(d)(ix) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Mid-Cap Fund (formerly, Wilmington
                  Mid Cap Strategic Allocation Fund), RSMC and Equity Investment
                  Corporation ("EIC") dated July 1, 2005. (23)

(d)(x) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Small-Cap Fund (formerly, Wilmington
                  Small Cap Strategic Allocation Fund), RSMC and Batterymarch
                  Financial Management, Inc. ("BFM") dated July 1, 2005. (23)

(d)(xi) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Small-Cap Fund (formerly, Wilmington
                  Small Cap Strategic Allocation Fund), RSMC and Systematic
                  Financial Management L.P. ("SFM") dated July 1, 2005. (23)

(d)(xii) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington
                  Large Cap Strategic Allocation Fund), Wilmington Multi-Manager
                  Mid-Cap Fund (formerly, Wilmington Mid Cap Strategic
                  Allocation Fund), and the Wilmington Multi-Manager Small-Cap
                  Fund (formerly, Wilmington Small Cap Strategic Allocation
                  Fund), RSMC and Parametric Portfolio Associates LLC. ("PPA") dated July 1, 2005. (23)

(d)(xiii) Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Large-Cap Fund (formerly, Wilmington
                  Large Cap Strategic Allocation Fund), RSMC and First Quadrant,
                  LP dated July 1, 2005. (23)

(d)(xiv)          Form of Sub-Advisory Agreement between the Registrant, on
                  behalf of the Wilmington Small-Cap Core Fund, and Roxbury.
                  (23)

(d)(xv) Form of Sub-Advisory Agreement between the Registrant, on behalf of the Wilmington Small-Cap Core Fund, and CRM. (23)

(d)(xvi) Form of Sub-Advisory Agreement between the Registrant, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"). (23)

(d)(xvi)(a) Amended and Restated Schedule A to Sub-Advisory Agreement between the Registrant, RSMC and WTIM is filed herewith.

(d)(xvii)         Expense Limitation Agreement dated September 1, 2005 between the Registrant, on behalf of the Roxbury Mid-Cap Fund, Roxbury
                  Small-Cap Growth Fund and Roxbury Micro-Cap Fund, and Roxbury.
                  (24)

(e)(i)            Distribution Agreement between the Registrant and Professional
                  Funds Distributor, LLC. (17)

(e)(ii)           Amended Exhibit A to Distribution Agreement between the
                  Registrant and Professional Funds Distributor, LLC is filed herewith.

(e)(iii)          Form of Broker-Dealer Agreement. (17)

(f)               Amended and Restated Deferred Compensation Plan for
                  Independent Trustees is filed herewith.

(g)(i)            Custody Agreement between the Registrant and Wilmington Trust
                  Company ("Wilmington Trust"). (15)

(g)(ii)           Foreign Custody Agreement between the Trust and PFPC Trust
                  Company. (15)

(g)(iii) Sub-Custody Agreement among the Registrant, Wilmington Trust and PFPC Trust Company. (7)

(h)(i)(a)         Transfer Agency Agreement between the Registrant and PFPC Inc.
                  (4)

(h)(i)(b) Amendment to Transfer Agency Agreement between the Registrant and PFPC Inc. (11)

(h)(i)(c)         Amended Exhibit A to Transfer Agency Agreement with PFPC Inc.
                  is filed herewith.

(h)(ii)           Administration and Accounting Services Agreement between the
                  Registrant and PFPC Inc. (19)

(h)(ii)(a)        Amended Exhibit A to Administration and Accounting Services
                  Agreement between the Registrant and PFPC Inc. is filed herewith.

(h)(iii)          Shareholder Service Plan for the Roxbury Funds. (24)

(h)(iv)           Shareholder Service Plan for the Service Shares of the
                  Wilmington Multi-Manager Large Cap Fund (formerly, Wilmington
                  Large Cap Strategic Allocation Fund), Wilmington Multi-Manager
                  Mid Cap Fund (formerly, Wilmington Mid Cap Strategic
                  Allocation Fund) and Wilmington Multi-Manager Small Cap Fund
                  (formerly, Wilmington Small Cap Strategic Allocation Fund).
                  (13)

(h)(v)            Compliance, Support and Record Keeping Services Agreement with
                  RSMC. (21)

(i)               Not applicable.

(j)               Not applicable.

(k)               Not applicable.

(l)               None.

(m)(i)            Amended and Restated Plan of Distribution Pursuant to Rule
                  12b-1 is filed herewith.

(n)(i)            Amended and Restated Multiple Class Plan Pursuant to Rule
                  18f-3 is filed herewith.

(p)(i)            Code of Ethics of the Fund. (23)

(p)(ii)           Code of Ethics of Cramer Rosenthal McGlynn, LLC. (21)

(p)(iii)          Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)           Code of Ethics of GSAM. (15)

(p)(v)            Code of Ethics of JBIM. (11)

(p)(vi)           Code of Ethics of AEW. (12)

(p)(vii)          Code of Ethics of REMS. (13)

(p)(viii)         Code of Ethics of PPA. (14)

(p)(ix)           Code of Ethics of ASA. (14)

(p)(x)            Code of Ethics of M&C. (14)

(p)(xi)           Code of Ethics of BLM. (14)

(p)(xii)          Code of Ethics of EIC. (14)

(p)(xiii)         Code of Ethics of BFM. (14)

(p)(xiv)          Code of Ethics of SFM. (14)

(p)(xv)           Code of Ethics of RSMC and Wilmington Trust. (23)

(p)(xvi)          Code of Ethics of First Quadrant, L.P. (19)

(p)(xvii)         Code of Ethics of Wilmington Trust Investment Management, LLC.
                  (23)

(q)(i)(a)         Powers of Attorney for Robert H. Arnold, Eric Brucker,
                  Nicholas A. Giordano, Louis Klein, Jr., Clement C. Moore, II,
                  John J. Quindlen and William P. Richards. (7)

(q)(i)(b)         Power of Attorney for Mark A. Sargent. (8)

(q)(i)(c)         Power of Attorney for Neil Wolfson. (24)

---------------
(1) Previously filed with the Securities and Exchange Commission (the "SEC") on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3) Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4) Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5) Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6) Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7) Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8) Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9) Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10) Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11) Previously filed with the SEC with Post-Effective Amendment No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(12) Previously filed with the SEC with Post-Effective Amendment No. 20 on Form N-1A on November 15, 2002 and incorporated herein by reference.

(13) Previously filed with the SEC with Post-Effective Amendment No. 21 on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14) Previously filed with the SEC with Post-Effective Amendment No. 22 on Form N-1A on August 28, 2003 and incorporated herein by reference.

(15) Previously filed with the SEC with Post-Effective Amendment No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(16) Previously filed with the SEC with Post-Effective Amendment No. 24 on Form N-1A on November 18, 2003 and incorporated herein by reference.

(17) Previously filed with the SEC with Post-Effective Amendment No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(18) Previously filed with the SEC with Post-Effective Amendment No. 26 on Form N-1A on August 27, 2004 and incorporated herein by reference.

(19) Previously filed with the SEC with Post-Effective Amendment No. 28 on Form N-1A on October 28, 2004 and incorporated herein by reference.

(20) Previously filed with the SEC with Post-Effective Amendment No. 29 on Form N-1A on December 17, 2004 and incorporated herein by reference.

(21) Previously filed with the SEC with Post-Effective Amendment No. 30 on Form N-1A on May 11, 2005 and incorporated herein by reference.

(22) Previously filed with the SEC with Post-Effective Amendment No. 31 on Form N-1A on July 1, 2005 and incorporated herein by reference.

(23) Previously filed with the SEC with Post-Effective Amendment No. 32 on Form N-1A on August 29, 2005 and incorporated herein by reference.

(24) Previously filed with the SEC with Post-Effective Amendment No. 34 on Form N-1A on October 28, 2005 and incorporated herein by reference.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

WILMINGTON TRUST CORPORATION AND SUBSIDIARIES

Wilmington Trust Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB, WT Investments, Inc., Rodney Square Management Corporation, Wilmington Trust Investment Management, LLC, GTBA Holdings, Inc., and Wilmington Trust (UK) Limited
A Delaware corporation

Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

Wilmington Trust FSB
111 South Calvert Street, 26th Floor
Baltimore, Maryland 21202
Federal savings bank headquartered in Maryland
(A registered investment adviser)

Wilmington Trust of Pennsylvania
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania
A Pennsylvania-chartered bank and trust company

WT Investments, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company A Delaware corporation

Brandywine Insurance Agency, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

A Delaware corporation

Brandywine Finance Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company A Delaware corporation

Brandywine Life Insurance Company, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes
A Delaware corporation

Wilmington Trust SP Services, Inc.
(f/k/a Delaware Corporate Management, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.
A Delaware corporation

Wilmington Trust SP Services (Nevada), Inc.
(f/k/a Nevada Corporate Management, Inc.)
3993 Howard Hughes Parkway, Suite 300
Las Vegas, Nevada
A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities
A Nevada corporation

Wilmington Trust SP Services (Vermont), Inc.
30 Main Street, Suite 220
Burlington, VT  05401
A subsidiary of Wilmington Trust SP Services, Inc. that provides captive insurance management services
A Vermont corporation

Wilmington Trust SP Services (South Carolina), Inc.
145 King Street, Suite 102
Charleston, SC  29401
A subsidiary of Wilmington Trust SP Services, Inc. that provides management services
A South Carolina corporation

Rodney Square Management Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment adviser A Delaware corporation

Wilmington Brokerage Services Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment adviser
A Delaware corporation

100 West Tenth Street Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation
A Delaware corporation

Compton Realty Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center A Delaware corporation

Rodney Square Investors, L.P.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
98% owned by Wilmington Trust Company
2% owned by Compton Realty Corporation
Partnership that holds title to the Wilmington Trust Center
A Delaware limited partnership

Drew-VIII, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that hold title to and manages certain troubled real estate on behalf of Wilmington Trust Company
A Delaware corporation

Siobain VI, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company
A Delaware corporation

Wilmington Trust SP Services (New York), Inc.
(f/k/a WTC Corporate Services, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services A Delaware corporation

Wilmington Trust SP Services (Delaware), Inc.
(f/k/a Organization Services, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Delaware holding companies and other Delaware entities
A Delaware corporation

Special Services Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions
A Delaware corporation

Wilmington Trust Global Services, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services A Delaware corporation

Wilmington Trust (Cayman), Ltd.
4/F, Century Yard, Cricket Square
Hutchins Drive
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services A Cayman Islands corporation

Wilmington Trust (Channel Islands), Ltd.
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services A Channel Islands corporation

Wilmington Trust Investment Management, LLC
(f/k/a Balentine & Company, LLC)
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30326
Owned by Wilmington Trust Corporation
A Georgia limited liability company

Wilmington Trust (UK) Limited
10 Upper Bank Street, London, E14 5JJ
A subsidiary of Wilmington Trust Corporation
Holding company
Incorporated under the laws of the United Kingdom

SPV Management Limited
(name change expected to occur on January 2, 2006 to:
Wilmington Trust SP Services (London) Limited)
Tower 42, International Financial Centre
25 Old Broad Street
London, EC2N 1HQ
A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services
Incorporated under the laws of the United Kingdom

SPV Advisers Limited
Tower 42, International Financial Centre
25 Old Broad Street
London, EC2N 1HQ
A subsidiary of Wilmington Trust (UK) Limited that serves as adviser to SPV Management Limited
Incorporated under the laws of the United Kingdom

Wilmington Trust SP Services (London) Limited formerly known as Lord SPV Limited
Tower 42, International Financial Centre
25 Old Broad Street
London, EC2N 1HQ
A subsidiary of SPV Management Limited
Incorporated under the laws of the United Kingdom

SPV Management (Dublin) Limited
1st Floor, 7 Exchange Place, IFSC, Dublin 1, Ireland
A subsidiary of SPV Management Limited that provides nexus and other services Incorporated under the laws of Ireland

SPV Management (Italia) SRL
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy
A subsidiary of SPV Management Limited that provides nexus and other services Incorporated under the laws of Italy

SPV Jersey Limited
(name change expected to occur on or about January 1, 2006 to:
Wilmington Trust SP Services (Channel Islands) Limited)
Oak Walk, St. Peter, Jersey, JE3 7EF
A subsidiary of SPV Management Limited that provides nexus and other services Incorporated under the laws of Jersey

SPV Cayman Limited
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1348, Georgetown, Grand Cayman, BWI, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services Incorporated under the laws of the Cayman Islands


Bedell SPV Management (Jersey) Limited
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services
Incorporated under the laws of Jersey

GTBA Holdings, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE  19890
A subsidiary of Wilmington Trust Corporation that holds our interest in Grant Tani Barash & Altman, LLC
A Delaware corporation

Grant Tani Barash & Altman, LLC
Rodney Square North
1100 North Market Street
Wilmington, DE  19890
A subsidiary of GTBA Holdings, Inc.
A registered investment adviser
A Delaware limited liability company

Grant, Tani, Barash & Altman Management, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE  19890
A subsidiary of GTBA Holdings, Inc.
A management company that provides employees to Grant Tani Barash & Altman, LLC and a registered investment adviser
A Delaware corporation

WTC Camden, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE  19890
A subsidiary of Wilmington Trust Company
A Delaware corporation

INACTIVE SUBSIDIARIES

WT Delaware Capital Corp. (Shell Co.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A Delaware corporation

Wilmington Investment Managers, Inc. (Shell Co.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A Delaware corporation

California Corporate Management, Inc. (Shell Co.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A California corporation

WT Services of Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust Company and its affiliates
A Delaware corporation

Charleston Captive Management Company (shell company)
145 King Street, Suite 102
Charleston, SC  29401

AFFILIATES

Cramer Rosenthal McGlynn, LLC
White Plains, New York
A registered investment adviser
(77.24% equity interest owned by WT Investments, Inc.)
A Delaware limited liability company

Roxbury Capital Management, LLC
Santa Monica, California
A registered investment adviser
(30% profits interest owned by WT Investments, Inc.
41.36% equity interest owned by WT Investments, Inc.)
A Delaware limited liability company

Clemente Capital, Inc.
152 West  57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)
A New York corporation

Camden Partners Holdings, LLC
One South Street, Suite 215
Baltimore, MD  21202
(31.25% equity interest owned by WT Investments, Inc.)
(A registered investment adviser)
A Delaware limited liability company

Camden Partners Private Equity Advisors, LLC
One South Street, Suite 215
Baltimore, MD  21202
(100% owned by Camden Partners Holdings, LLC)
(A registered investment adviser)
A Delaware limited liability company

The Independence Group, Ltd.
c/o Mutual Risk Management (Cayman) Ltd.
Genesis Building, Second Floor
13 Jennett Street, P.O. Box 1363
G.T.
Grand Cayman, BWI
Formation Date:  1/11/02 under the laws of Cayman Islands
No. of Units Authorized:  35 units
Units Issued to Wilmington Trust Corporation:  1
One Voting Common Share, par value US$1.00, at a purchase price of US$100; and One Non-Voting Redeemable Preferred Share, par value US$1.00, at a purchase price of US$24,900

ITEM 25.    INDEMNIFICATION.

            The Fund's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Fund, nor shall any trustee be responsible for the act or omission of any other trustee, and the Fund out of its assets may indemnify and hold harmless each trustee and officer of the Fund from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Fund; provided that the trustees and officers of the Fund shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See
Article IX of the

Agreement incorporated by reference as Exhibit 23(a)(i)(a) and Article IX of the Fund's By-laws incorporated by reference as Exhibit 23(b)).

            The Fund is party to an investment advisory agreement with each of RSMC and Roxbury and a sub-advisory agreement with each of CRM and Roxbury. Each of the foregoing investment advisory agreements and sub-advisory agreements with the Fund provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the adviser or sub-adviser shall not be subject to liability to the Fund, any series of the Fund or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund. Any liability of an adviser or sub-adviser to any series of the Fund shall not automatically impart liability on the part of such adviser or sub-adviser to any other series of the Fund. No series of the Fund shall be liable for the obligations of any other series of the Fund.

            The Fund is also party to a sub-advisory agreement with each of GSAM, JBIM, AEW, REMS, PPA, ASA, M&C, BLM, EIC, BFM, SFM, First Quadrant and WTIM. Each of the foregoing sub-advisory agreements provides that the sub-adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Fund or Rodney Square Management Corporation, provided, however, that such acts or omissions shall not have resulted from the sub-adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.

            Indemnification of Professional Funds Distributor, LLC (the "Distributor"), the Fund's principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit 23(e)(1) hereto. In Section 10 of the Underwriting Agreement, the Fund agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Distributor.

            Indemnification of PFPC in its capacity as administrator and accounting agent against certain losses is provided for in Section 12 of the Administration and Accounting Services Agreement with PFPC incorporated by reference as Exhibit 23(h)(ii) hereto. The Fund, on behalf of each series of the Fund, agrees to indemnify and hold harmless PFPC, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Fund or
(ii) upon oral instructions or written instructions. Neither PFPC, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' or its agents' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Administration and Accounting Services Agreement.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)         Rodney Square Management Corporation ("RSMC")

            The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii)        Cramer Rosenthal McGlynn, LLC ("CRM")

            The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

(iii)       Roxbury Capital Management, LLC ("Roxbury")

            The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

(iv)        Wilmington Trust Investment Management, LLC ("WTIM")

            The only employment of a substantial nature of each of WTIM's members of its board of managers and officers is with WTIM and its affiliated companies.

(v)         AEW Management and Advisors, L.P. ("AEW")

            The only employment of a substantial nature of each of AEW's directors and officers is with AEW.

(vi)        Real Estate Management Services Group, LLC ("REMS").

            The only employment of a substantial nature of each of REMS' directors and officers is with REMS.

(vii) Goldman Sachs Asset Management, L.P. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name                     Position With Sub-Adviser     Other Affiliations
---------------------    -------------------------     --------------------------------------------
Henry M. Paulson, Jr.    Managing Director             Chairman, Chief Executive Officer and
                                                       Director, The Goldman Sachs Group, Inc.

                                                       Managing Director, Goldman, Sachs & Co.
Robert J. Hurst          Managing Director             Vice Chairman and Director, The Goldman Sachs
                                                       Group, Inc.

                                                       Managing Director, Goldman, Sachs & Co.
Lloyd C. Blankfein       Managing Director             President, Chief Operating Officer and
                                                       Director, The Goldman Sachs Group, Inc.

                                                       Managing Director, Goldman, Sachs & Co.

(viii) Julius Baer Investment Management LLC. The only employment of a substantial nature of each of JBIM's directors and officers is with JBIM and its affiliated companies.

(ix)        Parametric Portfolio Associates

            Parametric Portfolio Associates, LLC ("PPA") is a registered investment adviser providing investment management services to the Fund. PPA is a majority-owned subsidiary of Eaton Vance Corp. The directors and officers of PPA are set forth below.

Name                     Position with Sub-Adviser              Other Affiliations
---------------          -------------------------------        ------------------
Andrew Abramsky          Chief Operating Officer, Manager       None

Brian Langstraat         Chief Executive Officer, Manager
                         and Secretary

David M. Stein           Chief Investment Officer               None

Aaron Singleton          Chief Financial Officer, Chief
                         Compliance Officer, Treasurer

James B. Hawkes          Manager                                Eaton Vance Corp., Chairman, President
                                                                and CEO

Thomas Faust             Manager                                Eaton Vance Corp., Executive VP,
                                                                Director

(x)         Armstrong Shaw Associates, Inc.

            The only employment of a substantial nature of each of ASA's directors and officers is with ASA.

(xi)        Montag & Caldwell, Inc.

            The only employment of a substantial nature of each of Montag & Caldwell's directors and officers is with Montag & Caldwell or its parent company, ABN AMRO Asset Management.

(xii)       Bennett Lawrence Management, LLC

            The only employment of a substantial nature of each of BLM's directors and officers is with BLM.

(xiii)      Equity Investment Corporation

            The only employment of a substantial nature of each of EIC's directors and officers is with EIC.

(xiv)       Batterymarch Financial Management, Inc.

            Batterymarch Financial Management, Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Name                          Position with Sub-Adviser         Other Affiliations
-----------------             -------------------------------   ---------------------------------------
Deepak Chowdhury              Director                          Vice President and Director, Legg Mason
                                                                Fund Adviser,  Inc.
                                                                Senior Vice President, Legg Mason, Inc.
                                                                Senior Vice President, Legg Mason Wood
                                                                Walker, Incorporated
                                                                Non-Employee Director of various Legg
                                                                Mason, Inc. affiliates

William L. Elcock             CEO, Director and Senior          None
                              Portfolio Manager

Edward A. Taber III           Director                          Executive Vice President, Legg Mason, Inc.
                                                                Vice President and Director 3040692 Nova
                                                                Scotia Company
                                                                Non-Employee Director of various Legg
                                                                Mason, Inc. affiliates.

Philip E. Channen             Assistant Secretary and Chief     None
                              Compliance Officer

Margaret J. Coughlan          Assistant Treasurer               None

Thomas Linkas                 Chief Investment Officer          None

Name                          Position with Sub-Adviser         Other Affiliations
-----------------             -------------------------------   ------------------
Francis X. Tracy              President, Treasurer, Secretary   None
                              and CFO

Tania Zouikin                 Chairman and Director

(xv)        Systematic Financial Management L.P.

            The only employment of a substantial nature of each of SFM's directors and officers is with SFM.

(xvi)       First Quadrant L.P.

            First Quadrant, L.P. currently serves as general partner and investment adviser for two unregistered funds organized as Delaware limited partnerships, and as investment adviser for four unregistered offshore funds. First Quadrant has a beneficial interest in FQN Management, LLC ("FQN"), a SEC registered investment adviser. First Quadrant has an affiliation (by virtue of Affiliated Managers Group, Inc.'s majority equity ownership position in each of First Quadrant and Managers Investment Group LLC ("Managers")), and arrangement with Managers to provide sub-advisory services to an affiliated mutual fund company known as Managers AMG Funds. Any other substantial employment of the partners, directors, and officers of First Quadrant, L.P. is noted below.

Name                      Position with Sub-Adviser                 Other Affiliations
----------------------    ---------------------------------------   --------------------------------
Ronnie M. Darnell         Chief Investment Officer and Limited      Vice President, FQN
                          Partner
Curtis J. Ketterer        Chief Operating Officer and Limited       Chief Operating Officer and
                          Partner                                   Treasurer, FQN
Christopher G. Luck       Director of Equities, Director of         Vice President and Secretary, FQN
                          Equity Portfolio Management and Limited
                          Partner
Timothy S. Meckel         Director of Client Service and Limited    None
                          Partner
Phillip T. Miller         Director of Options and Derivative        None
                          Products and Limited Partner
Kent C. Roberts II        Director of Marketing and Limited         None
                          Partner
Joel L. Brouwer           Director - Chief Financial Officer        None
Kenneth J. Ferguson       Co-Director of Global Derivatives and     None
                          Limited Partner
Kenneth R. Funk           Director - Chief Compliance Officer       None
Andre Francois Perold     Chairman of the Advisory Panel and        Founder and Chair of the Investment
                          Limited Partner                           Committee of HighVista Strategies;
                                                                    George Gund Professor of Finance and
                                                                    Banking, Harvard Business School;
                                                                    Director, The Vanguard Group; Board
                                                                    Chairman, Unx; Chairman of the
                                                                    Investment Committee, Shady Hill
                                                                    School; Member of the Advisory Board
                                                                    of: RRE Investors, The Debt Exchange,
                                                                    The Rock Creek Group and FIA Timber
                                                                    Partners

ITEM 27.    PRINCIPAL UNDERWRITER.

      (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies:

                           Allegiant Funds
                           Allegiant Advantage Fund

            Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

      (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

Name                        Position                  Position w/ Fund
-------------------         -----------------         ----------------
Philip H. Rinnander         President & Owner         None
Barbara A. Rice             Vice President            None
Thomas L. Schwegel          Vice President            None
Jennifer DiValerio          Vice President            None

      (c)   Not applicable.

ITEM 28.    LOCATIONS OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Fund, or on its behalf by Rodney Square Management Corporation, 1100 N. Market Street, Wilmington, DE 19890; Wilmington Trust Investment Management, LLC, 3455 Peachtree Road, Suite 2000, Atlanta, GA 30326; and the Fund's administrator, transfer agent, dividend-paying agent and accounting services agent, PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.    MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.    UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Fund furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wilmington, State of Delaware on the 2nd day of February 2006.

                                                         WT MUTUAL FUND

                                                    By:  /s/ Neil Wolfson
                                                         -----------------------
                                                         Neil Wolfson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold*              Trustee                                 February 2, 2006
---------------------
Robert H. Arnold

/s/ Eric Brucker*                  Trustee                                 February 2, 2006
-----------------
Eric Brucker

/s/ Robert J. Christian            Trustee                                 February 2, 2006
-----------------------
Robert J. Christian

/s/ John J. Kelly                  Vice President, Chief Financial         February 2, 2006
-----------------
John J. Kelley                     Officer and Treasurer

/s/ Nicholas A. Giordano*          Trustee                                 February 2, 2006
-------------------------
Nicholas A. Giordano

/s/ Louis Klein, Jr.*              Trustee                                 February 2, 2006
---------------------
Louis Klein, Jr.

/s/ Clement C. Moore, II*          Trustee                                 February 2, 2006
-------------------------
Clement C. Moore, II

/s/ John J. Quindlen*              Trustee                                 February 2, 2006
---------------------
John J. Quindlen

/s/ Mark Sargent*                  Trustee                                 February 2, 2006
-----------------
Mark Sargent

/s/ Neil Wolfson                   Trustee, President, and Chief           February 2, 2006
----------------
Neil Wolfson                       Executive Officer

       * By   /s/ Robert J. Christian
              -----------------------
              Robert J. Christian
              Attorney-in-Fact

                                 WT MUTUAL FUND

                                  EXHIBIT INDEX

EXHIBIT NO.           DESCRIPTION

EX-99.23 (a)(i)(b)    Form of amended Schedule A to Amended and Restated
                      Agreement and Declaration of Trust of the Fund.

EX-99.23 (d)(i)(a)    Amended and Restated Schedules A and B to Advisory
                      Agreement between the Registrant and RSMC.

EX-99.23 (d)(xvi)(a)  Amended and Restated Schedule A to Sub-Advisory Agreement
                      between the Registrant, RSMC and WTIM.

EX-99.23 (e)(ii)      Amended Exhibit A to Distribution Agreement between the
                      Registrant and Professional Funds Distributor, LLC.

EX-99.23 (h)(i)(c)    Amended Exhibit A to Transfer Agency Agreement with PFPC Inc.

EX-99.23 (h)(ii)(a)   Amended Exhibit A to Administration and Accounting
                      Services Agreement between the Registrant and PFPC Inc.

EX-99.23 (m)(i)       Amended and Restated Plan of Distribution Pursuant to Rule 12b-1.

EX-99.23 (n)(i)       Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.